TABLE OF CONTENTS

President's Letter.....................................................1
INDEX PLUS FUNDS:
Investment Review......................................................3
Portfolios of Investments:
 Aetna Index Plus Bond Fund............................................11
 Aetna Index Plus Large Cap Fund.......................................13
 Aetna Index Plus Mid Cap Fund.........................................19
 Aetna Index Plus Small Cap Fund.......................................23
Statements of Assets and Liabilities...................................28
Statements of Operations...............................................30
Statements of Changes in Net Assets....................................32
Notes to Financial Statements..........................................40
Additional Information.................................................45
Financial Highlights...................................................46

                               PRESIDENT'S LETTER

Dear Valued Shareholder,

Thank you for investing in the Aetna Series Funds. We are pleased to provide you with this Semi-Annual Report on the funds you have chosen to help pursue your investment goals. Please note that the format has been changed from two reports that combined all of our different investment categories to five individual reports: Capital Appreciation, Growth & Income, Income, Index Plus and Generations. These reports will provide detailed information on the performance of your funds.

The financial market environment has changed dramatically since you received the last Aetna Series Fund Annual Report. At October 31, 1998, there prevailed an atmosphere of deep anxiety as the immediately preceding 12-month period had been marked by high market volatility, default on Russian debts and the collapse of a prominent U.S. hedge fund. Confidence in the global economic outlook was shaken, which culminated in a sharp sell-off in U.S. and global stock markets.

Today, those fears seem misplaced. With the U.S. economy contributing its remarkable combination of robust growth and negligible inflation, the global economic and financial picture is on the mend. U.S. and foreign stock markets have rebounded, risk premiums are shrinking and capital is once again flowing to emerging markets. Within the U.S., small- and mid-cap stocks have begun to participate more meaningfully in the ongoing bull market as improvement in corporate earnings has broadened out to more cyclically sensitive businesses. Credit spreads have diminished for lower-rated debt securities and the REIT sector has shown signs of improvement. The S&P 500 Index and the Dow Jones Industrial Average ("the Dow") both finished 1998 with double-digit returns - the fourth year in a row. The Dow, which has a more cyclical bias than the S&P 500 Index, managed to reach an unprecedented 10,000 by the end of March and closed at 10,789 on April 30, 1999! Of course, there is no guaranty that the markets will continue to reflect this trend.

I am pleased to report that at Aetna Series Fund, Inc. and Aeltus Investment Management, Inc., we have continued to work to further improve our products and services:


     CLASS "B" SHARES WERE INTRODUCED on March 1. This new class of shares has a back-end load contingent on redemption rather than a front-end load. It was designed for the mid- to longer-term investor, making it particularly attractive for investing in our enhanced index funds.

     AETNA INDEX PLUS LARGE CAP FUND AND AETNA INDEX PLUS MID CAP FUND outperformed their benchmarks for the one-year period ending April 30, 1999.

      NEW SIMPLIFIED PROSPECTUSES were introduced on March 1. Plain English wording and clear graphics make them truly "user-friendly." We recommend that you keep them with your other Aetna Series Fund records.


     COMPUTER SYSTEMS INITIATIVES, specifically year 2000 dating issues, have remained a high priority. We have completed remediation and plan to complete testing all of Aeltus' relevant computer systems by mid-1999. In addition, on January 1, we successfully converted our operating systems to accept the new Euro currency, the new standard monetary unit of the eleven countries that comprise the European Monetary Union.

With more than $50 billion in assets under management, Aeltus Investment Management, Inc., investment adviser to the Aetna Series Funds, continues to rank among the largest of investment management firms. This kind of size and market presence is important to you as an investor as it gives us the ability to continue to bring you competitive product offerings as well as quality customer service.

We appreciate the continued confidence you have placed in us and look forward to an ongoing and mutually prosperous relationship.

Sincerely,
/s/ J. Scott Fox
-----------------------
J. Scott Fox
President
Aetna Series Fund, Inc.


                                            Aetna Index Plus Bond Fund
                                                     Growth of $10,000
                                         Feb-98                              Oct-98                 Apr-99
Aetna Index Plus Bond Fund (Class I)     10,000      10,075      10,277      10,549      10,717     10,651
Lehman Brothers Aggregate Bond Index     10,000      10,089      10,293      10,649      10,818     10,554

----------------------------------------
     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
               1 Year        Inception
----------------------------------------
Class I         5.71%          5.24%
----------------------------------------
Class A:
 POP (1)        2.31%          2.43%
 NAV (2)        5.48%          4.99%
----------------------------------------
Class B:
 w/CDSC (3)    -0.31%          1.00%
 NAV            4.69%          4.22%
----------------------------------------
Class C:
 w/CDSC (4)     4.07%          3.78%
 NAV            4.82%          4.38%
----------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/04/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                           AETNA INDEX PLUS BOND FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Index Plus Bond Fund Class I shares generated a 0.97% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 0.69% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The most significant factor influencing the performance of the Fund during this period has been the recovery of the corporate bond sector. A stronger economic environment, a neutral Federal Reserve policy and improved liquidity in the corporate bond market caused bond prices to improve. The overall level of corporate spreads remains wider than the very tight levels we saw in the summer of 1998.

                                                   See Definition of Terms.   3

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund's strategy incorporates a 25% overweight in corporate bonds. This overweighting in corporate bonds, specifically Yankee's and BBB-rated securities caused the Fund to outperform its benchmark, as these sectors experienced the most dramatic spread tightening during the period.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The future course of U.S. interest rates will be heavily influenced by the rate at which the Japanese and European economies recover. The Federal Reserve has been willing to accommodate strong growth in the U.S. economy largely because of the strong downward pressure on inflation arising from very weak economic growth abroad. Weaker demand abroad not only has affected U.S. exports, it has also caused foreign producers to become increasingly competitive within the U.S. market. The pressure towards lower prices coming from overseas manufacturers has been amplified by a strong U.S. dollar.

Improving global growth should support performance in the corporate, mortgage pass-through and asset-backed sectors. While credit spreads have narrowed from their peaks in late 1998, they are still above their long-term averages. These historically favorable spread levels should continue to attract investors.

QUALITY RATINGS
AAA                               57.7%
AA                                 1.7%
A                                 21.5%
BBB                               17.5%
BB                                 1.6%

MATURITY DISTRIBUTION
 0 - 1 years                       5.2%
 1 - 5 years                      27.7%
 5 - 10 years                     15.7%
10 - 20 years                     14.7%
20 + years                        36.7%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

4 See Definition of Terms.

                                                        Aetna Index Plus Large Cap Fund
                                                                      Growth of $10,000
                                            Dec-95                             Oct-97                 Oct-98     Apr-99
Aetna Index Plus Large Card Fund (Class I)  10,000  10,932  13,100  12,449  13,406  15,247  15,671  15,369  18,496  19,029
S&P 500 Index                               10,000  10,763  12,879  12,396  13,340  15,186  15,365  15,124  17,764  18,499


                                                     Aetna Index Plus Mid Cap Fund
                                                                 Growth of $10,000
                                         Feb-98                              Oct-98                 Apr-99
Aetna Index Plus Mid Cap Fund (Class I)  10,000      11,250      10,610      10,359      11,873     12,335
S&P Midcap 400 Index                     10,000      11,290      10,429      10,109      11,433     12,016


                                                   Aetna Index Plus Small Cap Fund
                                                                 Growth of $10,000
                                           Feb-98                              Oct-98                 Apr-99
Aetna Index Plus Small Cap Fund (Class I)  10,000      11,190      9,980       8,871       9,775      9,635
S&P Smallcap 600 Index                     10,000      11,249      9,868       8,843       9,814      9,642

                                                    See Definition of Terms.  5

--------------------------------------------------------------------------------
                         Average Annual Total Returns
                     for the period ended April 30, 1999*
--------------------------------------------------------------------------------
            Index Plus Large Cap   Index Plus Mid Cap    Index Plus Small Cap
--------------------------------------------------------------------------------
             1 Year    Inception   1 Year   Inception    1 Year     Inception
--------------------------------------------------------------------------------
Class I      24.80%     30.95%      9.65%     18.52%     -13.90%     -2.97%
--------------------------------------------------------------------------------
Class A:
 POP (1)     20.81%     28.72%      6.03%     15.34%     -16.67%     -5.57%
 NAV (2)     24.55%     30.37%      9.31%     18.22%     -14.09%     -3.22%
--------------------------------------------------------------------------------
Class B:
 w/CDSC (3)  18.63%     28.79%      3.51%     14.16%     -19.12%     -7.15%
 NAV         23.63%     29.67%      8.51%     17.29%     -14.87%     -4.03%
--------------------------------------------------------------------------------
Class C:
 w/CDSC (4)  23.17%     29.99%      8.10%     17.07%     -15.22%     -4.31%
 NAV         23.92%     29.99%      8.85%     17.65%     -14.58%     -3.73%
--------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (12/10/96 for Index Plus Large Cap, 02/03/98 for Index Plus Mid Cap and Index Plus Small Cap), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA INDEX PLUS FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

The performance listed below for the Index Plus Funds (Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) and their respective benchmarks is for the six month period ended April 30, 1999:

------------------------------------------------------------------------------------------------------------
                                            FUND RETURN                                    BENCHMARK INDEX
INDEX PLUS FUNDS                              CLASS I           BENCHMARK INDEX                 RETURN
------------------------------------------------------------------------------------------------------------
Index Plus Large Cap                          23.81%          S&P 500 Index (b)                22.32%
Index Plus Mid Cap                            19.07%          S&P Midcap 400 Index (c)         18.86%
Index Plus Small Cap                           8.62%          S&P Smallcap 600 Index (d)        9.03%

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

Last year the perception of continued global malaise and deflation created an unprecedented divergence between the returns of growth stocks relative to value stocks. More generally, stocks that were perceived to have an earnings stream that would not be hurt by a global slowdown were bid up to extreme levels. Some examples of the big winners last year were internet and technology issues. The losers were the stocks that needed pricing to grow earnings: the commodity
producers and other cyclicals.   In late February signs of a budding recovery in
the Japanese economy caused investors to rethink their forecast of global depression and deflation. This change triggered a boom in oil prices, the strongest one-month performance in cyclical stocks ever and a resurgence of small cap cyclically oriented companies relative to the fifty largest stocks in terms of market capitalization (Nifty Fifty) (see chart). The change happened very fast (even by the current market standards) and therefore is still viewed with suspicion. However, the implications for the performance of the Funds can not be understated.


6 See Definition of Terms.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST SIX MONTHS?

During the past six months the Funds benefited from an overweight position in the largest stocks in their respective indices. It should be noted, once again, that these issues were not favored by the Funds because they were large per se, but because they generally scored well on attributes such as low price to earnings, relative performance and earnings momentum, all of which are important determinants in predicting which stocks are likely to do well. However, in April these stocks underperformed the rest of the market as investors sold them to buy the once out of favor cyclicals.

              RETURNS TO CYCLICALS HAVE OVERTAKEN THE NIFTY FIFTY
                     Morgan Stanley Indices; 10/1/98 = 1.0.

            THIS IS A COMPARISON OF NIFTY FIFTY AND CYCLICAL STOCKS
                    FOR THE 10/1/98 TO 4/30/99 TIME PERIOD.


<PLOT POINTS TO COME?>





               MARKET BECOMES MORE DEMOCRATIC AS SMALL CAPS RALLY
             Ratio of S&P 600 Index to S&P 500 Index; 10/1/98 = 1.0.
                     THE TIME PERIOD IS 10/1/98 TO 4/30/99.



<PLOT POINTS TO COME?>




                                                     See Definition of Terms.  7

WHAT IS YOUR OUTLOOK GOING FORWARD?

Although, some cyclicals have improving ranks in our quantitative models, the largest more growth-oriented stocks in each Index continue to rank well. We expect our quantitative rankings of the cyclical issues to continue to improve as the higher economic growth forecast gets priced into the market.

INDEX PLUS LARGE CAP FUND:

---------------------------------------------------------------------
                                 % OF
                                COMMON   % OF S&P    OVER/(UNDER)
SECTOR                          STOCKS      500        WEIGHTING
---------------------------------------------------------------------
Basic Materials                   3.1%      3.5%         (0.4)%
Commercial Services               1.7%      1.9%         (0.2)%
Consumer Discretionary           12.3%     12.1%          0.2%
Consumer Non-Discretionary        5.8%      7.9%         (2.1)%
Energy                            5.4%      6.9%         (1.5)%
Finance                          17.1%     16.4%          0.7%
Healthcare                       10.6%     11.2%         (0.6)%
Manufacturing                     9.4%     10.0%         (0.6)%
Technology                       21.1%     19.5%          1.6%
Utilities                        13.5%     10.6%          2.9%


----------------------------------------------------
                                        % OF NET
TOP TEN EQUITY HOLDINGS                  ASSETS
----------------------------------------------------
Microsoft Corp.                           5.5%
General Electric Co.                      2.9%
Wal-Mart Stores, Inc.                     2.7%
International Business Machines Corp.     2.1%
Cisco Systems, Inc.                       2.0%
America Online, Inc.                      1.9%
Lucent Technologies, Inc.                 1.8%
Citigroup Inc.                            1.8%
Exxon Corp.                               1.7%
Intel Corp.                               1.7%

INDEX PLUS MID CAP FUND:

--------------------------------------------------------------------------
                                 % OF
                                COMMON    % OF S&P    OVER/(UNDER)
SECTOR                          STOCKS   MIDCAP 400     WEIGHTING
--------------------------------------------------------------------------
Basic Materials                   4.3%      6.5%          (2.2)%
Commercial Services               5.2%      5.6%          (0.4)%
Consumer Discretionary           14.5%     16.1%          (1.6)%
Consumer Non-Discretionary        3.1%      3.1%            --
Energy                            5.2%      6.3%          (1.1)%
Finance                          19.0%     16.1%           2.9%
Healthcare                        7.5%      9.1%          (1.6)%
Manufacturing                    13.0%     10.3%           2.7%
Technology                       12.1%     16.9%          (4.8)%
Utilities                        16.1%     10.0%           6.1%


8 See Definition of Terms.

------------------------------------------------
                                     % OF NET
TOP TEN EQUITY HOLDINGS               ASSETS
------------------------------------------------
AFLAC, Inc.                            2.5%
QUALCOMM Inc.                          2.5%
E*Trade Group, Inc.                    2.1%
Best Buy Co., Inc.                     1.7%
Harley-Davidson, Inc.                  1.5%
Lexmark International Group, Inc.      1.4%
Marshall & Ilsley Corp.                1.2%
Cintas Corp.                           1.2%
Biogen, Inc.                           1.2%
Altera Corp.                           1.2%

INDEX PLUS SMALL CAP FUND:

-----------------------------------------------------------------------
                                 % OF
                                COMMON     % OF S&P     OVER/(UNDER)
SECTOR                          STOCKS   SMALLCAP 600     WEIGHTING
-----------------------------------------------------------------------
Basic Materials                   4.1%       4.4%           (0.3)%
Commercial Services               9.9%       9.5%            0.4%
Consumer Discretionary           22.4%      20.2%            2.2%
Consumer Non-Discretionary        2.5%       2.6%           (0.1)%
Energy                            6.3%       6.0%            0.3%
Finance                          14.3%      14.7%           (0.4)%
Healthcare                       10.1%      10.1%             --
Manufacturing                    11.4%      13.1%           (1.7)%
Technology                       14.7%      16.5%           (1.8)%
Utilities                         4.3%       2.9%            1.4%


---------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
---------------------------------------------
VISX, Inc.                         2.5%
Sanmina Corp.                      1.8%
Express Scripts, Inc.              1.5%
Valassis Communications, Inc.      1.4%
Gentex Corp.                       1.3%
SEI Investments Co.                1.1%
Novellus Systems, Inc.             1.1%
Devry, Inc.                        1.0%
Macromedia, Inc.                   1.0%
Linens 'n Things, Inc.             0.9%

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Funds are subject to change.


                                                    See Definition of Terms.   9

DEFINITION OF INDICES


(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 3.00%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 0.75%.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(c) The Standard & Poor's Midcap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Standard & Poor's (S&P) Smallcap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

These are unmanaged indices and are not available for individual investment.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS BOND
--------------------------------------------------------------------------------


                                           PRINCIPAL            MARKET
                                            AMOUNT              VALUE
                                        ---------------     --------------
LONG-TERM BONDS AND NOTES ( 98.4% )
CORPORATE BONDS ( 40.0% )
Ahold Finance USA Inc.,6.88%,05/01/29     $  50,000            $  49,405
AirTouch Communications, Inc.,
 7.13%,07/15/01 * ....................      280,000              286,810
AMR Corp.,9.75%,03/15/00 .............      250,000              259,380
Associates Corp. N.A.,6.88%,11/15/08 .      200,000              206,106
Celulosa Arauco
 Constitution,7.50%,09/15/17..........       50,000               41,973
Chase Manhatten Corp.,7.13%,06/15/09 .      200,000              209,888
Cia. Transporte Energia,8.63%,04/01/03
 ++...................................      250,000              239,688
Federal Express,7.89%,09/23/08 .......      224,472              231,736
Federated Department Stores, Inc.,
 8.13%,10/15/02 ......................      200,000              212,732
Ford Motor Credit Corp.,6.20%,03/12/01      250,000              252,605
General Motors Acceptance Corp.,
 7.00%,08/15/01 ......................      250,000              256,942
Hanson Overseas B.V.,7.38%,01/15/03 ..      250,000              261,377
Ikon Capital Resources,6.31%,12/10/01       250,000              242,945
Kern River Funding
 Corp.,6.72%,09/30/01.................      250,000              254,027
Lehman Brothers Holdings
 Inc.,6.47%,07/21/00..................      250,000              251,768
Lockheed Martin Corp.,7.25%,05/15/06 .      210,000              219,406
Lucent Technologies,
 Inc.,6.45%,03/15/29..................       50,000               48,140
MCI WorldCom, Inc.,6.95%,08/15/28 ....      150,000              148,886
Merrill Lynch & Co.,
 Inc.,6.50%,04/01/01..................      250,000              253,797
Norfolk Southern Corp.,6.70%,05/01/00       250,000              252,517
Norsk Hydro A/S,7.75%,06/15/23 .......      250,000              264,322
Nova Gas Transmission,7.25%,07/06/99 .      350,000              351,267
Orix Credit Alliance
 Corp.,6.79%,04/16/01.................       80,000               79,666
Providian National Bank,6.75%,03/15/02      250,000              250,830
Puget Sound Energy,
 Inc.,7.02%,12/01/27..................      250,000              249,665
Royal Caribbean,8.25%,04/01/05 .......      140,000              149,652
Salomon Smith Barney Holdings,
 6.63%,11/15/03 ......................      250,000              255,060
Sears Roebuck Acceptance Corp.,
 6.37%,11/21/01 ......................      300,000              303,486
                                                               ----------
                                                               6,084,076
                                                               ----------
FOREIGN AND SUPRANATIONALS ( 1.6% )
Panama (Republic of),7.88%,02/13/02 ++      250,000              243,750
                                                               ----------
NON-AGENCY MORTGAGE-BACKED SECURITIES ( 2.2% )
First NBC Credit Card Master Trust
 1997-1 A,
 6.15%,09/15/04 ......................      250,000              254,219
Peco Energy Transition
 Trust,6.05%,03/01/09.................       80,000               79,614
                                                               ----------
                                                                 333,833
                                                               ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ( 32.7% )
Federal Home Loan Mortgage Corp.,
 6.50%,06/01/28 ......................       92,341               91,821
Federal Home Loan Mortgage Corp.,
 7.00%,05/01/28 ......................       93,195               94,534
Federal Home Loan Mortgage Corp.,
 7.50%,06/01/11 ......................      145,877              150,571
Federal Home Loan Mortgage Corp. -
 Convertible Loan,9.50%,05/01/20 .....       91,622               97,889

                                           PRINCIPAL            MARKET
                                            AMOUNT              VALUE
                                        ---------------     --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal Home Loan Mortgage Corp. -
 Gold, 6.50%,03/01/28 ................    $ 477,798          $    476,122
Federal Home Loan Mortgage Corp. -
 Gold, 7.00%,03/01/28 ................      541,087              548,863
Federal Home Loan Mortgage Corp. -
 Gold - Convertible
 Intermediate,6.00%,09/01/12 # .......      144,186              143,014
Federal Home Loan Mortgage Corp. -
 Gold - Convertible
 Intermediate,6.50%,09/01/12..........      237,651              239,805
Federal Home Loan Mortgage Corp. -
 Gold - Convertible
 Intermediate,7.00%,11/01/12..........      209,075              214,133
Federal National Mortgage Association,
 5.13%,02/13/04 ......................      300,000              293,250
Federal National Mortgage Association,
 6.00%,07/01/13 - 05/17/29 ...........      547,946              534,816
Federal National Mortgage Association,
 6.50%,08/01/28 - 03/01/29............      294,362              292,820
Federal National Mortgage Association,
 7.50%,01/01/28 - 04/01/28 ...........      537,315              553,108
Government National Mortgage
 Association, 6.00%,10/15/28 .........       99,273               96,328
Government National Mortgage
 Association, 7.00%,08/15/25 - 05/15/28     389,340              395,884
Government National Mortgage
 Association, 7.50%,08/15/27 .........      361,532              373,256
Government National Mortgage
 Association, 9.50%,11/15/21 - 08/15/22     346,273              373,587
                                                             ------------
                                                               4,969,801
                                                             ------------
U.S. GOVERNMENT OBLIGATIONS ( 21.9% )
U.S. Treasury Bond,6.13%,08/15/07 ....      525,000              549,118
U.S. Treasury Bond,6.50%,11/15/26 ....      185,000              199,916
U.S. Treasury Bond,6.75%,08/15/26 ....      155,000              172,800
U.S. Treasury Bond,7.25%,05/15/16 ....      615,000              703,597
U.S. Treasury Bond,8.13%,05/15/21 ....      510,000              646,665
U.S. Treasury Bond,11.75%,11/15/14 ...      135,000              199,272
U.S. Treasury Note,10.75%,08/15/05 ...      381,000              487,977
U.S. Treasury Note,11.25%,02/15/15 ...      110,000              170,775
U.S. Treasury Strip,Zero
 Coupon,08/15/05......................      288,000              205,367
                                                             ------------
                                                               3,335,487
                                                             ------------
TOTAL LONG-TERM BONDS AND NOTES (COST $15,053,791)            14,966,947
                                                             ------------
SHORT-TERM INVESTMENTS ( 1.2% )
Federal Home Loan Bank,4.80%,05/03/99       188,000              188,000
                                                             ------------
TOTAL SHORT-TERM INVESTMENTS (COST $188,000)                     188,000
                                                             ------------
TOTAL INVESTMENTS (COST  $15,241,791)(A)                      15,154,947
OTHER ASSETS LESS LIABILITIES                                     61,990
                                                             ------------
TOTAL NET ASSETS                                             $15,216,937
                                                             ============


                                      See  Notes to Portfolio of Investments. 11

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS BOND (CONTINUED)
--------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains.............................             $  31,188
Unrealized losses............................              (118,032)
                                                          -----------
 Net unrealized loss.........................             $ (86,844)
                                                          ===========


* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 1999.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
#  When-issued or delayed delivery security.

Information concerning restricted securities at April 30, 1999 is shown
below:                                 ACQUISITION
                                           DATE                   COST
                                  ----------------------  ---------------------
Cia. Transporte Energia ........         04/02/98               $249,640
Panama (Republic of) ...........         05/01/98                250,477
                                                                --------
                                                                $500,117
                                                                ========


The market value of the total restricted securities above represent 3.18% of the total net assets.

Category percentages are based on net assets.

12 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
COMMON STOCKS (92.5%)
AIR TRANSPORT ( 0.5% )
AMR Corp. + .............................       1,000         $    69,813
Delta Air Lines, Inc. ...................       3,000             190,313
FDX Corp. Holding Co. + .................       2,880             324,180
Southwest Airlines Co. ..................       6,175             201,073
US Airways Group, Inc. + ................         700              38,106
                                                              -----------
                                                                  823,485
                                                              -----------
ALUMINUM ( 0.3% )
Alcoa Inc. ..............................       7,600             473,100
                                                              -----------
AUTO PARTS AND HARDWARE ( 0.1% )
Black & Decker Corp. ....................       1,300              73,775
Briggs & Stratton Corp. .................         100               6,594
Genuine Parts Co. .......................         700              21,000
Goodyear Tire & Rubber Co. (The) ........       2,100             120,094
Snap-On, Inc. ...........................         200               6,512
                                                              -----------
                                                                  227,975
                                                              -----------
AUTOMOTIVE ( 1.7% )
Dana Corp. ..............................       1,100              51,837
Eaton Corp. .............................       1,000              91,687
Ford Motor Co. ..........................      20,500           1,310,719
General Motors Corp. ....................      13,600           1,209,550
Johnson Controls, Inc. ..................         600              43,763
TRW, Inc. ...............................         500              20,969
                                                              -----------
                                                                2,728,525
                                                              -----------
BANKS AND THRIFTS ( 6.8% )
AmSouth Bancorporation ..................       1,700              80,856
Bank of America Corp. ...................      23,000           1,656,000
Bank of New York Co., Inc. ..............      10,100             404,000
Bank One Corp. ..........................      15,600             920,400
BankBoston Corp. ........................       3,500             171,500
Bankers Trust New York Corp. ............         700              63,044
BB&T Corp. ..............................       3,300             131,794
Chase Manhattan Corp. ...................      17,600           1,456,400
Comerica, Inc. ..........................       1,600             104,100
Fifth Third Bancorp .....................       3,975             284,958
First Union Corp. .......................      11,248             622,858
Firstar Corp. ...........................      11,900             357,744
Fleet Financial Group,  Inc. ............      10,300             443,544
Golden West Financial Corp. .............         800              80,100
Huntington Bancshares Inc. ..............       1,660              58,826
J.P. Morgan & Co. .......................       3,800             512,050
KeyCorp .................................       4,800             148,500
Mellon Bank Corp. .......................       3,600             267,525
Mercantile Bancorporation, Inc. .........       1,700              96,900
National City Corp. .....................       4,200             301,350
Northern Trust Corp. ....................       1,100             102,438
PNC Bank Corp. ..........................       2,900             167,837
Regions Financial Corp. .................       1,300              49,075
Republic New York Corp. .................         400              23,500
SouthTrust Corp. ........................       1,700              67,734



                                           NUMBER OF            MARKET
                                             SHARES             VALUE
                                           ------------     ---------------
BANKS AND THRIFTS (CONTINUED)
State Street Corp. ......................       1,700         $   148,750
Summit Bancorp. .........................       1,000              42,375
Suntrust Banks, Inc. ....................       4,200             300,300
Synovus Financial Corp. .................       1,800              39,825
U.S. Bancorp ............................       8,978             332,747
Union Planters Co. ......................       1,000              42,813
Wachovia Corp. ..........................       2,400             210,900
Washington Mutual, Inc. .................       7,300             300,212
Wells Fargo & Co. .......................      18,200             786,012
                                                              -----------
                                                               10,776,967
                                                              -----------
BIOTECH AND MEDICAL PRODUCTS ( 1.1% )
Alza Corp. + ............................         600              20,138
Amgen, Inc. + ...........................      11,000             675,813
Bard (C.R.) Inc. ........................         800              39,200
Bausch & Lomb, Inc. .....................         500              37,500
Becton, Dickinson & Co. .................       3,100             115,281
Biomet, Inc. ............................         600              24,600
Boston Scientific Corp. + ...............       8,400             357,525
Guidant Corp. ...........................       4,700             252,331
Mallinckrodt Inc. .......................         100               3,506
Medtronic, Inc. .........................       1,500             107,906
Watson Pharmaceuticals, Inc. + ..........       1,300              52,650
                                                              -----------
                                                                1,686,450
                                                              -----------
CHEMICALS ( 1.5% )
Dow Chemical Co. ........................       4,800             629,700
Du Pont (E.I.) de Nemours ...............      16,100           1,137,062
Eastman Chemical Co. ....................         200              11,138
Hercules, Inc. ..........................         500              18,906
Monsanto Co. ............................       9,200             416,300
Rohm & Haas Co. .........................         800              35,850
Union Carbide Corp. .....................       1,600              83,000
                                                              -----------
                                                                2,331,956
                                                              -----------
COMMERCIAL SERVICES ( 0.2% )
Deluxe Corp. ............................         100               3,463
Interpublic Group of Co., Inc. (The) ....       1,500             116,344
Omnicom Group, Inc. .....................       1,800             130,500
Paychex, Inc. ...........................       1,400              71,487
RR Donnelley & Sons Co. .................         800              28,300
                                                              -----------
                                                                  350,094
                                                              -----------
COMPUTERS ( 4.4% )
Apple Computer, Inc. + ..................       1,800              82,800
Dell Computer Corp. + ...................      33,600           1,383,900
Gateway 2000, Inc. + ....................       2,000             132,375
Hewlett Packard Co. .....................      13,700           1,080,587
International Business Machines Corp. ...      15,700           3,284,244
Sun Microsystems, Inc. + ................      14,000             837,375
Unisys Corp. + ..........................       4,500             141,469
                                                              -----------
                                                                6,942,750
                                                              -----------
CONGLOMERATE AND AEROSPACE ( 4.0% )
Boeing Co. ..............................      12,400             503,750
Crane Co. ...............................         225               6,511



                                         See Notes to Portfolio Investments.  13

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS LARGE CAP (CONTINUED)
--------------------------------------------------------------------------------


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
CONGLOMERATE AND AEROSPACE (CONTINUED)
General Dynamics Corp. ..................       2,300         $   161,575
General Electric Co. ....................      44,100           4,652,550
Goodrich (B. F.) Co. ....................         100               3,975
Lockheed Martin Corp. ...................       2,100              90,431
Loews Corp. .............................       1,700             124,418
National Service Industries, Inc. .......         100               3,894
Northrop Grumman Corp. ..................         900              57,544
Raytheon Co. ............................       3,100             217,775
Tenneco, Inc. ...........................         500              13,500
Textron, Inc. ...........................       1,600             147,400
United Technologies Corp. ...............       3,000             434,625
                                                              -----------
                                                                6,417,948
                                                              -----------
CONSUMER FINANCE ( 2.1% )
Associates First Capital Corp. ..........       9,600             425,400
Capital One Financial Corp. .............         700             121,581
Countrywide Credit Industries, Inc. .....         900              40,781
Federal Home Loan Mortgage Corp. ........      14,100             884,775
Federal National Mortgage Association ...      16,900           1,198,844
Household International, Inc. ...........       5,900             296,844
MBNA Corp. ..............................       8,300             233,956
SLM Holding Corp. .......................       1,800              76,838
                                                              -----------
                                                                3,279,019
                                                              -----------
CONSUMER PRODUCTS ( 2.0% )
Alberto-Culver Co. ......................         200               4,975
American Greetings Corp. ................         100               2,619
Avon Products, Inc. .....................       2,600             141,213
Clorox Co. ..............................       1,300             149,987
Colgate-Palmolive Co. ...................       3,900             399,506
Gillette Co. ............................       6,000             313,125
International Flavors & Fragrances, Inc.          700              27,650
Kimberly-Clark Corp. ....................       7,200             441,450
Procter & Gamble Co. ....................      17,500           1,641,719
                                                              -----------
                                                                3,122,244
                                                              -----------
CONSUMER SERVICES ( 1.1% )
Carnival Corp. ..........................      12,800             528,000
Cendant Corp. + .........................       3,000              54,000
Darden Restaurants, Inc. ................         900              20,081
H & R Block, Inc. .......................         300              14,438
Marriott International, Inc. ............       3,300             138,187
McDonald's Corp. ........................      17,900             758,512
Tricon Global Restaurants, Inc. + .......       3,040             195,700
Wendy's International, Inc. .............       1,900              51,419
                                                              -----------
                                                                1,760,337
                                                              -----------
CONSUMER SPECIALTIES ( 0.1% )
Brunswick Corp. .........................         200               4,800
Hasbro, Inc. ............................       1,350              46,069
Mattel, Inc. ............................       3,500              90,562
                                                              -----------
                                                                  141,431
                                                              -----------
DATA AND IMAGING SERVICES ( 11.7% )
Adobe Systems, Inc. .....................         500              31,688


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
DATA AND IMAGING SERVICES (CONTINUED)
America Online, Inc. ....................      21,000         $ 2,997,750
Automatic Data Processing, Inc. .........       8,200             364,900
BMC Software, Inc. + ....................       3,400             146,412
Ceridian Corp. + ........................       1,300              47,613
Cisco Systems, Inc. + ...................      28,300           3,227,969
Computer Associates International, Inc. .       5,900             251,856
Computer Sciences Corp. + ...............       2,300             136,994
Compuware Corp. + .......................       4,800             117,000
Eastman Kodak Co. .......................       4,300             320,887
Electronic Data Systems Corp. ...........       5,000             268,750
EMC Corp. + .............................      10,500           1,143,844
First Data Corp. ........................       4,600             195,212
Microsoft Corp. + .......................     106,700           8,676,044
Novell, Inc. + ..........................       4,500             100,125
Oracle Corp. + ..........................      17,600             476,300
Seagate Technology, Inc. + ..............       3,300              91,987
                                                              -----------
                                                               18,595,331
                                                              -----------
DISCRETIONARY RETAIL ( 6.5% )
Circuit City Stores, Inc. ...............       1,800             110,700
Costco Companies, Inc. + ................       4,200             339,938
Dayton Hudson Co. .......................       9,200             619,275
Dillards, Inc. ..........................         300               8,306
Dollar General Corp. ....................       2,250              78,891
Federated Department Stores, Inc. + .....       2,500             116,719
Fred Meyer, Inc. + ......................       2,400             129,900
Gap, Inc. ...............................      11,900             792,094
Home Depot, Inc. ........................      31,800           1,906,012
Kmart Corp. + ...........................       8,800             130,900
Kohl's Corp. + ..........................       2,900             192,669
Lowe's Co., Inc. ........................       7,300             385,075
May Department Stores Co. ...............       4,350             173,184
Nordstrom, Inc. .........................       1,700              59,819
Sears, Roebuck & Co. ....................       5,100             234,600
Staples, Inc. + .........................       8,750             262,500
Tandy Corp. .............................       1,600             115,900
The Limited, Inc. .......................       3,700             161,875
TJX Companies, Inc. .....................       5,300             176,556
Toys "R" Us, Inc. + .....................       2,900              63,075
Wal-Mart Stores, Inc. ...................      94,000           4,324,000
                                                              -----------
                                                               10,381,988
                                                              -----------
DIVERSIFIED FINANCIAL SERVICES ( 2.5% )
American Express Co. ....................       6,000             784,125
Citigroup Inc. ..........................      37,200           2,799,300
Providian Financial Corp. ...............       2,800             361,375
Transamerica Corp. ......................       1,300              92,625
                                                              -----------
                                                                4,037,425
                                                              -----------
DRUGS ( 8.4% )
Abbott Laboratories .....................      25,100           1,215,781
Allergan, Inc. ..........................       1,200             107,850
American Home Products Corp. ............      17,600           1,073,600
Baxter International, Inc. ..............       3,800             239,400


14  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
DRUGS (CONTINUED)
Bristol-Myers Squibb Co. ................      26,200         $ 1,665,337
Eli Lilly & Co. .........................      13,300             979,212
Johnson & Johnson .......................      16,500           1,608,750
Merck & Co., Inc. .......................      31,200           2,191,800
Pfizer, Inc. ............................      17,100           1,967,569
Pharmacia & Upjohn, Inc. ................       6,000             336,000
Schering Plough .........................      26,700           1,289,944
Warner Lambert Co. ......................      10,100             686,169
                                                              -----------
                                                               13,361,412
                                                              -----------
ELECTRIC UTILITIES ( 1.5% )
AES Corp. + .............................       1,200              60,000
Ameren Corp. ............................         500              19,344
American Electric Power Co. .............       2,600             107,737
Baltimore Gas & Electric Co. ............         600              16,875
Carolina Power & Light Co. ..............         700              28,219
Central & South West Corp. ..............       1,200              29,775
Cinergy Corp. ...........................         600              17,888
Consolidated Edison, Inc. ...............       3,400             154,487
Dominion Resources, Inc. ................       1,600              65,800
DTE Energy Co. ..........................       2,100              85,706
Duke Energy Corp. .......................       4,813             269,528
Edison International ....................       4,900             120,050
Entergy Corp. ...........................       1,600              50,000
FirstEnergy Corp. .......................       1,600              47,500
FPL Group, Inc. .........................       1,200              67,650
GPU, Inc. ...............................       2,100              80,063
New Century Energies, Inc. ..............         500              17,500
Niagara Mohawk Holdings Inc. + ..........         800              10,700
Northern States Power Co. ...............       2,700              65,138
PacifiCorp ..............................       3,500              58,406
Peco Energy Co. .........................       4,300             203,981
PG&E Corp. ..............................       5,700             177,056
PP & L Resources, Inc. ..................       1,200              33,525
Public Service Enterprise Group, Inc. ...       3,000             120,000
Reliant Energy Inc. .....................       3,600             101,925
Southern Co. ............................       9,400             254,387
Texas Utilities Co. .....................       2,222              88,325
Unicom Corp. ............................       1,700              65,981
                                                              -----------
                                                                2,417,546
                                                              -----------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 0.6% )
Perkin-Elmer Corp. ......................         200              21,625
Pitney Bowes, Inc. ......................       3,800             265,762
Rockwell International Corp. ............       2,500             129,063
Xerox Corp. .............................       8,900             522,875
                                                              -----------
                                                                  939,325
                                                              -----------
ELECTRONIC MEDIA ( 1.6% )
CBS Corp. + .............................       8,200             373,612
Clear Channel Communications, Inc. + ....       1,400              97,300
Comcast Corp. ...........................       3,600             236,475
King World Production, Inc. + ...........         200               7,050
Mediaone Group, Inc. + ..................       6,800             554,625


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
ELECTRONIC MEDIA (CONTINUED)
Time Warner, Inc. .......................      15,000         $ 1,050,000
Viacom, Inc. + ..........................       5,800             237,075
                                                              -----------
                                                                2,556,137
                                                              -----------
FOOD AND BEVERAGE ( 2.6% )
Anheuser-Busch Co., Inc. ................       9,900             723,937
Bestfoods ...............................       2,700             135,506
Brown-Forman Corp. + ....................         100               7,369
Campbell Soup Co. .......................       5,300             217,300
Coca-Cola Co. ...........................       5,700             387,600
Coca-Cola Enterprises, Inc. .............       1,100              37,950
Conagra, Inc. ...........................       5,100             126,862
Coors (Adolph) Co. ......................         100               5,350
Fortune Brands, Inc. ....................       2,300              90,850
General Mills, Inc. .....................       2,400             175,500
Heinz (H.J.) Co. ........................       4,800             224,100
Hershey Foods Corp. .....................         400              21,050
Kellogg Co. .............................       3,800             140,600
PepsiCo, Inc. ...........................      17,600             650,100
Pioneer Hi-Bred International, Inc. .....       2,300              85,963
Quaker Oats Co. .........................       1,700             109,756
Ralston-Ralston Purina Group ............       3,900             118,950
Sara Lee Corp. ..........................      12,100             269,225
Unilever NV .............................       8,500             551,969
Wrigley (Wm.) Jr. Co. ...................       1,000              88,688
                                                              -----------
                                                                4,168,625
                                                              -----------
FOOD AND DRUG RETAIL ( 1.1% )
Albertson's, Inc. .......................       3,200             164,800
American Stores Co. .....................       3,900             123,094
CVS Corp. ...............................       4,800             228,600
Kroger Co. (The) + ......................       4,400             238,975
Longs Drug Stores, Inc. .................         100               3,438
Safeway, Inc. + .........................       8,200             442,287
SUPERVALU, Inc. .........................       1,000              20,875
Sysco Corp. .............................       4,400             130,625
Walgreen Co. ............................      13,900             373,563
Winn-Dixie Stores, Inc. .................         900              32,231
                                                              -----------
                                                                1,758,488
                                                              -----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 0.8% )
Armstrong World Industries, Inc. ........         100               5,475
Bemis Co., Inc. .........................         100               3,500
Champion International Corp. ............       1,200              65,625
Crown Cork & Seal Co., Inc. .............         400              13,000
Fort James Corp. ........................       1,600              60,800
Georgia-Pacific Corp. ...................       1,900             175,750
International Paper Co. .................       4,900             261,231
Louisiana-Pacific Corp. .................         700              14,569
Masco Corp. .............................       4,500             132,188
Mead Corp. ..............................         500              20,906
Owens Corning ...........................         100               3,563
Owens-Illinois, Inc. + ..................         400              11,600
Sealed Air Corp. + ......................         900              54,731

                                      See Notes to Portfolio of Investments.  15

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS LARGE CAP (CONTINUED)
--------------------------------------------------------------------------------


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Temple-Inland Inc. ......................         300         $    20,700
Weyerhaeuser Co. ........................       5,100             342,337
Willamette Industries, Inc. .............       2,000              93,500
                                                              -----------
                                                                1,279,475
                                                              -----------
GAS UTILITIES ( 0.3% )
Coastal Corp. (The) .....................       1,400              53,550
Columbia Energy Group ...................         550              26,434
Consolidated Natural Gas Co. ............         600              35,700
Eastern Enterprises .....................         100               3,594
Enron Corp. .............................       4,700             353,675
NICOR, Inc. .............................         100               3,638
ONEOK, Inc. .............................         100               2,794
People's Energy Corp. ...................         100               3,737
Sempra Energy ...........................         850              17,637
Williams Co., Inc. (The) ................       1,100              51,975
                                                              -----------
                                                                  552,734
                                                              -----------
HEALTH SERVICES ( 0.4% )
Cardinal Health, Inc. ...................       2,900             173,456
Columbia/HCA Healthcare Corp. ...........       8,400             207,375
Humana, Inc. + ..........................         400               5,450
IMS Health, Inc. ........................       2,600              78,000
McKesson HBOC, Inc. .....................       2,806              98,210
United Healthcare Corp. .................       1,500              84,188
                                                              -----------
                                                                  646,679
                                                              -----------
HEAVY MACHINERY ( 0.1% )
Navistar International Corp. + ..........         200              10,463
PACCAR, Inc. ............................       1,300              72,800
                                                              -----------
                                                                   83,263
                                                              -----------
HOUSING AND FURNISHINGS ( 0.2% )
Centex Corp. ............................         700              25,594
Fleetwood Enterprises, Inc. .............         100               2,469
Kaufman & Broad Home Corp. ..............         100               2,431
Maytag Corp. ............................       1,600             109,400
Newell Rubbermaid Inc. ..................       2,800             132,825
Pulte Corp. .............................         200               4,525
Whirlpool Corp. .........................         500              33,187
                                                              -----------
                                                                  310,431
                                                              -----------
INDUSTRIAL SERVICES ( 0.3% )
Browning-Ferris Industries, Inc. ........       2,100              83,737
Fluor Corp. .............................         100               3,338
USA Waste Management, Inc. ..............       6,900             389,850
                                                              -----------
                                                                  476,925
                                                              -----------
INSURANCE ( 2.6% )
Allstate Corp. (The) ....................      10,900             396,487
American General Corp. ..................       3,510             259,740
American International Group, Inc. ......      16,399           1,925,858
Aon Corp. ...............................       1,850             126,725
CIGNA Corp. .............................       2,400             209,250
Cincinnati Financial Corp. ..............         700              28,263
Conseco, Inc. ...........................       3,300             104,156
Hartford Financial Services Group, Inc. .       2,900             170,919


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
INSURANCE (CONTINUED)
Jefferson-Pilot Corp. ...................       1,550         $   104,431
Lincoln National Corp. ..................       1,800             172,912
Marsh & McLennan Co., Inc. ..............       4,900             375,156
MBIA, Inc. ..............................         800              53,800
MGIC Investment Corp. ...................         700              33,994
Progressive Corp. .......................         400              57,400
Provident Companies, Inc. ...............         500              19,688
Safeco Corp. ............................         600              23,850
St. Paul Co., Inc. ......................       1,712              49,113
Torchmark Corp. .........................         400              13,675
UNUM Corp. ..............................       1,500              81,937
                                                              -----------
                                                                4,207,354
                                                              -----------
INVESTMENT SERVICES ( 1.8% )
Bear Stearns Co., Inc. (The) ............       1,575              73,435
Charles Schwab Corp. ....................       7,200             790,200
Lehman Brothers Holdings Inc. ...........       2,400             133,350
Merrill Lynch & Co., Inc. ...............       7,600             637,925
Morgan Stanley Dean Witter & Co. ........      11,900           1,180,331
                                                              -----------
                                                                2,815,241
                                                              -----------
MAJOR TELECOMMUNICATIONS ( 8.6% )
AirTouch Communications, Inc. + .........       9,500             887,062
ALLTEL Corp. ............................       5,100             343,931
Ameritech Corp. .........................      22,900           1,567,219
AT&T Corp. ..............................      45,000           2,272,500
Bell Atlantic Corp. .....................      20,500           1,181,312
BellSouth Corp. .........................      40,500           1,812,375
Century Telephone Enterprises, Inc. .....       2,550             102,638
Frontier Corp. ..........................       1,300              71,744
GTE Corp. ...............................      12,800             856,800
MCI Worldcom, Inc. + ....................      24,512           2,014,580
SBC Communications, Inc. ................      26,400           1,478,400
Sprint Corp. ............................       4,600             471,787
Sprint PCS + ............................       5,400             228,825
U.S. WEST, Inc. .........................       6,200             324,338
                                                              -----------
                                                               13,613,511
                                                              -----------
MISCELLANEOUS METALS ( 0.1% )
Barrick Gold Corp. ......................       3,800              76,475
Placer Dome, Inc. .......................       2,600              36,725
                                                              -----------
                                                                  113,200
                                                              -----------
OIL ( 4.7% )
Amerada Hess Corp. ......................       1,100              62,700
Ashland Oil, Inc. .......................         100               4,225
Atlantic Richfield Co. ..................       4,200             352,537
Chevron Corp. ...........................       8,600             857,850
Exxon Corp. .............................      32,700           2,716,144
Mobil Corp. .............................      10,300           1,078,925
Occidental Petroleum Corp. ..............       4,700              94,881
Phillips Petroleum Co. ..................       3,000             151,875
Royal Dutch Petroleum Co. ...............      24,900           1,461,319
Texaco, Inc. ............................       5,900             370,225
Unocal Corp. ............................       2,900             120,531

16  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
OIL (CONTINUED)
USX-Marathon Group ......................       5,600         $   175,000
                                                              -----------
                                                                7,446,212
                                                              -----------
OIL SERVICES ( 0.0% )
McDermott International, Inc. ...........         200               5,800
                                                              -----------
PRINT MEDIA ( 0.4% )
Dow Jones & Co., Inc. ...................         200              10,900
Dun & Bradstreet Corp. ..................         700              25,725
Equifax,  Inc. ..........................         800              28,750
Gannett Co., Inc. .......................       2,900             205,356
Harcourt General, Inc. ..................         100               4,769
Knight-Ridder, Inc. .....................         600              32,288
McGraw-Hill Co., Inc. ...................       2,900             160,225
Meredith Corp. ..........................         200               7,338
New York Times Co. ......................       1,000              34,500
Times Mirror Co. ........................         200              11,700
Tribune Co. .............................       1,000              83,437
                                                              -----------
                                                                  604,988
                                                              -----------
PRODUCER GOODS ( 2.2% )
Allegheny Teledyne, Inc. ................       1,300              29,087
Allied Signal, Inc. .....................       6,500             381,875
Avery Dennison Corp. ....................       1,800             122,850
Cooper Industries, Inc. .................         400              19,350
Corning, Inc. ...........................       3,800             217,550
Danaher Corp. ...........................       1,200              79,725
Dover Corp. .............................       2,300              84,956
Ecolab, Inc. ............................       2,100              88,069
Emerson Electric Co. ....................       5,800             374,100
FMC Corp. + .............................         100               6,500
Grainger (W.W.), Inc. ...................       1,300              65,244
Honeywell, Inc. .........................       1,300             123,175
Illinois Tool Works, Inc. ...............       2,600             200,200
Ingersoll-Rand Co. ......................       2,400             166,050
ITT Industries, Inc. ....................       1,400              50,400
Milacron, Inc. ..........................         100               2,300
Minnesota Mining and Manufacturing Co. ..       4,300             382,700
Parker-Hannifin Corp. ...................         350              16,428
PPG Industries, Inc. ....................         500              32,469
Raychem Corp. ...........................         200               5,288
Sherwin-Williams Co. ....................         700              21,787
Thomas & Betts Corp. ....................         100               4,200
Tyco International Ltd. .................      12,800           1,039,968
                                                              -----------
                                                                3,514,271
                                                              -----------
SEMICONDUCTORS AND ELECTRONICS ( 6.0% )
Applied Materials, Inc. + ...............       7,400             396,825
Ascend Communications, Inc. + ...........       3,700             357,512
General Instrument Corp. + ..............       2,200              80,300
Intel Corp. .............................      43,900           2,686,131
KLA Instruments Corp. + .................         600              29,775
LSI Logic Corp. + .......................       1,600              54,400
Lucent Technologies, Inc. ...............      48,000           2,886,000
Micron Technology, Inc. + ...............       4,700             174,488


                                           NUMBER OF             MARKET
                                             SHARES              VALUE
                                           ------------     ---------------
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Motorola, Inc. ..........................      13,000         $ 1,041,625
Nortel Networks Corp. ...................       8,180             557,774
Solectron Corp. + .......................       4,300             208,550
Tellabs, Inc. + .........................       3,600             394,425
Texas Instruments, Inc. .................       6,700             684,237
                                                              -----------
                                                                9,552,042
                                                              -----------
SPECIALTY CHEMICALS ( 0.2% )
Air Products and Chemicals, Inc. ........       3,300             155,100
Engelhard Corp. .........................         700              13,431
Grace (W.R.) & Co. + ....................         100               1,594
Great Lakes Chemical Corp. ..............         300              14,344
Morton International, Inc. ..............       1,000              40,375
Praxair, Inc. ...........................       2,500             129,375
Sigma-Aldrich Corp. .....................         200               6,500
                                                              -----------
                                                                  360,719
                                                              -----------
STEEL ( 0.0% )
Nucor Corp. .............................         600              35,213
USX-US Steel Group, Inc. ................         200               6,050
                                                              -----------
                                                                   41,263
                                                              -----------
SURFACE TRANSPORT ( 0.5% )
Burlington Northern Santa Fe Corp. ......       5,100             186,788
CSX Corp. ...............................       2,600             128,050
Kansas City Southern Industries, Inc. ...       1,200              71,475
Norfolk Southern Corp. ..................       3,900             127,481
Union Pacific Corp. .....................       4,100             246,000
                                                              -----------
                                                                  759,794
                                                              -----------
TEXTILES AND APPAREL ( 0.1% )
Liz Claiborne, Inc. .....................         200               6,613
Nike, Inc. ..............................       2,800             174,125
VF Corp. ................................       1,000              51,500
                                                              -----------
                                                                  232,238
                                                              -----------
TOBACCO ( 0.8% )
Philip Morris Co., Inc. .................      32,100           1,125,506
RJR Nabisco Holdings Corp. ..............       2,700              69,525
UST, Inc. ...............................       1,100              30,663
                                                              -----------
                                                                1,225,694
                                                              -----------
TOTAL COMMON STOCKS (COST $127,035,543)                       147,120,392
                                                              -----------
                                           PRINCIPAL
                                             AMOUNT
                                           ------------
SHORT-TERM INVESTMENTS ( 6.2% )
Federal Home Loan Bank,4.80%,05/03/99 ...  $9,640,000           9,640,000
U.S. Treasury Bill,4.42%,08/19/99 @ .....     100,000              98,659
U.S. Treasury Bill,4.55%,08/19/99 @ .....     200,000             197,318
                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $9,935,944)                  9,935,977
                                                              -----------
TOTAL INVESTMENTS (COST $136,971,487)(A)                      157,056,369
OTHER ASSETS LESS LIABILITIES                                   1,997,002
                                                              -----------
TOTAL NET ASSETS                                             $159,053,371
                                                             ============


                                      See  Notes to Portfolio of Investments. 17

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS LARGE CAP (CONTINUED)
--------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $140,623,598. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains..............................           $18,728,866
Unrealized losses.............................            (2,296,095)
                                                         ------------
 Net unrealized gain..........................           $16,432,771
                                                         ===========


Information concerning open futures contracts at April 30, 1999 is shown below:

                           NO. OF        INITIAL      EXPIRATION       UNREALIZED
                         CONTRACTS        VALUE          DATE         GAIN/(LOSS)
                        ------------  -------------  -------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       20        $4,021,017       Jun 99        $  (11,625)
                                       ==========                     ===========


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.

Category percentages are based on net assets.

18 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS MID CAP
--------------------------------------------------------------------------------


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
COMMON STOCKS ( 88.9% )
AIR TRANSPORT ( 0.6% )
Airborne Freight Corp. .................        600         $    19,200
Alaska Air Group, Inc. + ...............        200               8,813
CNF Transportation, Inc. ...............        700              30,581
                                                              ---------
                                                                 58,594
                                                              ---------
AUTO PARTS AND HARDWARE ( 0.1% )
Carlisle Co., Inc. .....................        300              14,700
                                                              ---------
AUTOMOTIVE ( 3.0% )
Arvin Industries, Inc. .................        500              18,313
Borg-Warner Automotive, Inc. ...........        400              22,700
Federal-Mogul Corp. ....................      1,100              48,262
Harley-Davidson, Inc. ..................      2,600             155,025
Lear Corp. + ...........................        500              22,937
Meritor Automotive, Inc. ...............      1,200              25,425
Modine Manufacturing Co. ...............        300               9,375
Superior Industries International, Inc.         500              12,500
                                                              ---------
                                                                314,537
                                                              ---------
BANKS AND THRIFTS ( 8.0% )
Associated Banc-Corp. ..................        400              14,550
Astoria Financial Corp. ................      1,000              50,125
CCB Financial Corp. ....................        300              17,325
Charter One Financial, Inc. ............      1,545              48,281
City National Corp. ....................        400              15,450
Dime Bancorp, Inc. .....................      2,100              48,431
First Security Corp. ...................      1,300              24,700
First Tennessee National Corp. .........      2,400             103,500
First Virginia Banks, Inc. .............        500              24,969
GreenPoint Financial Corp. .............      1,600              56,000
Hibernia Corp. .........................        900              11,981
Keystone Financial, Inc. ...............        500              16,063
Marshall & Ilsley Corp. ................      1,800             126,000
Mercantile Bankshares Corp. ............        500              18,500
North Fork Bancorp, Inc. ...............      1,000              22,500
Old Kent Financial Corp. ...............      1,970              93,082
Pacific Century Financial Corp. ........      1,400              30,450
Provident Financial Group, Inc. ........        300              12,563
Sovereign Bancorp, Inc. ................      1,200              16,350
TCF Financial Corp. ....................        600              17,400
Wilmington Trust Corp. .................        300              18,431
Zions Bancorporation ...................        700              46,681
                                                              ---------
                                                                833,332
                                                              ---------
BIOTECH AND MEDICAL PRODUCTS ( 4.1% )
Agouron Pharmaceuticals, Inc. + ........        300              17,719
Biogen, Inc. + .........................      1,300             123,581
Centocor, Inc. + .......................        500              22,188
Chiron Corp. + .........................      1,700              34,212
DENTSPLY International, Inc. ...........        500              13,094
Genzyme Corp. + ........................        600              22,650
Hillenbrand Industries, Inc. ...........        500              23,469
IVAX Corp. + ...........................      1,800              23,625


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
BIOTECH AND MEDICAL PRODUCTS (CONTINUED)
Mylan Laboratories, Inc. ...............      1,100           $  24,956
Steris Corp. + .........................      1,300              23,075
Stryker Corp. ..........................        700              42,831
Sybron International Corp. + ...........      1,000              27,687
Watson Pharmaceuticals, Inc. + .........        700              28,350
                                                              ---------
                                                                427,437
                                                              ---------
COMMERCIAL SERVICES ( 3.9% )
ACNielsen Corp. + ......................      1,100              30,662
Cintas Corp. ...........................      1,800             123,750
Concord EFS, Inc. + ....................      2,100              70,087
Convergys Corp. ........................      2,400              44,700
Kelly Services, Inc. ...................        200               5,063
Manpower, Inc. .........................        600              13,575
NOVA Corp. + ...........................        500              13,000
Ogden Corp. ............................        500              12,906
Robert Half International, Inc. + ......        700              16,713
Snyder Communications, Inc. + ..........        500              14,688
Standard Register Co. ..................        500              15,250
Viad Corp. .............................      1,400              46,287
                                                              ---------
                                                                406,681
                                                              ---------
COMPUTERS ( 0.4% )
NCR Corp. + ............................        900              36,900
                                                              ---------
CONGLOMERATE AND AEROSPACE ( 2.1% )
Cordant Technologies, Inc. .............        300              13,838
GenCorp, Inc. ..........................        600              13,875
Gulfstream Aerospace Corp. + ...........        700              34,125
Lancaster Colony Corp. .................        300               8,850
Litton Industries, Inc. + ..............        900              56,362
Newport News Shipbuilding, Inc. ........        700              18,331
Pittston Brink's Group .................        400              10,550
Sundstrand Corp. .......................        900              64,575
                                                              ---------
                                                                220,506
                                                              ---------
CONSUMER FINANCE ( 0.7% )
Comdisco, Inc. .........................      1,000              26,313
Finova Group, Inc. (The) ...............        400              19,325
GATX Corp. .............................        800              27,500
                                                              ---------
                                                                 73,138
                                                              ---------
CONSUMER PRODUCTS ( 0.3% )
Church & Dwight Co., Inc. ..............        200               8,563
Dial Corp. .............................        800              27,200
                                                              ---------
                                                                 35,763
                                                              ---------
CONSUMER SERVICES ( 2.4% )
Bob Evans Farms, Inc. ..................        600              10,988
Brinker International, Inc. + ..........      1,100              30,387
Buffets, Inc. + ........................        400               4,000
Electronic Arts, Inc. + ................      1,100              55,894
Outback Steakhouse, Inc. + .............      1,250              44,766
Sotheby's Holdings, Inc. ...............        900              38,362
Starbucks Corp. + ......................      1,200              44,325
Stewart Enterprises, Inc. ..............        800              15,900
                                                              ---------
                                                                244,622
                                                              ---------


                                      See Notes to Portfolio of Investments.  19

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS MID CAP (CONTINUED)
--------------------------------------------------------------------------------


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
CONSUMER SPECIALTIES ( 0.1% )
International Game Technology ..........        800           $  14,200
                                                              ---------
DATA AND IMAGING SERVICES ( 4.3% )
Citrix Systems, Inc. + .................      1,400              59,500
Fiserv, Inc. + .........................        600              35,137
GTECH Holdings Corp. + .................        700              18,244
Informix Corp. + .......................      1,600              11,600
Intuit Inc. + ..........................      1,100              94,737
Legato Systems, Inc. + .................        400              16,175
Policy Management Systems Corp. + ......        700              22,006
Quantum Corp. + ........................      1,300              23,238
Rational Software Corp. + ..............      1,400              41,475
Reynolds And Reynolds Co. (The) ........        700              15,969
Siebel Systems, Inc. + .................        600              23,063
Sterling Software, Inc. + ..............      1,200              24,825
Symantec Corp. + .......................        600              11,925
Symbol Technologies, Inc. ..............      1,050              50,137
                                                              ---------
                                                                448,031
                                                              ---------
DISCRETIONARY RETAIL ( 5.9% )
Abercrombie & Fitch Co. + ..............      1,000              95,125
Bed Bath & Beyond, Inc. + ..............      1,200              42,825
Best Buy Co., Inc. + ...................      3,600             171,900
BJ's Wholesale Club, Inc. + ............      1,400              37,187
Claire's Stores, Inc. ..................        900              29,813
Dollar Tree Stores, Inc. + .............      1,100              40,150
Family Dollar Stores, Inc. .............      1,300              31,362
Micro Warehouse, Inc. + ................        600              10,163
Office Depot, Inc. + ...................      3,300              72,600
Ross Stores, Inc. ......................        700              32,156
Saks Inc. + ............................      1,100              31,144
Tiffany & Co. ..........................        200              16,800
                                                              ---------
                                                                611,225
                                                              ---------
DRUGS ( 0.3% )
Forest Laboratories, Inc. + ............        600              26,700
                                                              ---------
ELECTRIC UTILITIES ( 9.8% )
Allegheny Energy, Inc. .................      2,300              78,344
American Water Works Co., Inc. .........      1,100              31,281
Black Hills Corp. ......................        150               3,394
CalEnergy Co., Inc .....................      1,100              35,406
Cleco Corp. ............................        200               6,175
CMS Energy Corp. .......................      1,900              83,600
Conectiv, Inc. .........................      1,450              34,709
DPL Inc. ...............................      2,700              48,262
Energy East Corp. ......................      2,000              52,875
Florida Progress Corp. .................      1,800              69,300
Hawaiian Electric Industries, Inc. .....        600              21,338
Idacorp Inc. ...........................        400              12,600
Interstate Energy Corp. ................        700              20,169
IPALCO Enterprises,  Inc. ..............      1,600              36,900
Kansas City Power & Light Co. ..........      1,100              29,425
LG&E Energy Corp. ......................      2,400              52,350
Minnesota Power, Inc. ..................      1,000              21,063


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
ELECTRIC UTILITIES (CONTINUED)
Montana Power Co. ......................      1,000           $  74,562
Nevada Power Co. .......................        500              12,906
New England Electric System ............        400              19,800
NiSource Inc. ..........................      2,200              61,050
OGE Energy Corp. .......................        800              18,950
Pinnacle West Capital Corp. ............        600              23,288
Potomac Electric Power Co. .............        900              26,325
Public Service Co. of New Mexico .......        600              10,725
Puget Sound Energy, Inc. ...............      1,400              34,562
Scana Corp. ............................        800              18,800
Teco Energy, Inc. ......................      1,000              21,313
UtiliCorp United Inc. ..................      1,500              36,656
Wisconsin Energy Corp. .................      1,000              26,875
                                                              ---------
                                                              1,023,003
                                                              ---------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 1.9% )
Beckman Coulter Inc. ...................        200               9,638
Diebold, Inc. ..........................        500              12,031
Hon Industries, Inc. ...................        400              10,800
Lexmark International Group, Inc. + ....      1,200             148,200
SCI Systems, Inc. + ....................        500              19,031
                                                              ---------
                                                                199,700
                                                              ---------
ELECTRONIC MEDIA ( 0.4% )
TCA Cable TV, Inc. .....................        800              39,850
                                                              ---------
FOOD AND BEVERAGE ( 2.8% )
Dean Foods Co. .........................        300              10,706
Flowers Industries, Inc. ...............      1,600              34,000
Hormel Foods Corp. .....................      1,300              47,775
IBP, Inc. ..............................      1,400              28,350
Interstate Bakeries Corp. ..............        500              11,125
Lance, Inc. ............................        200               2,775
McCormick & Co., Inc. ..................      1,300              39,406
Suiza Foods Corp. + ....................        300              11,269
Tyson Foods, Inc. ......................      1,800              37,238
U.S. Foodservice + .....................        900              37,856
Universal Foods Corp. ..................        600              12,600
Whitman Corp. ..........................        800              13,100
                                                              ---------
                                                                286,200
                                                              ---------
FOOD AND DRUG RETAIL ( 0.2% )
Hannaford Bros. Co. ....................        300              13,088
Ruddick Corp. ..........................        300               5,306
                                                              ---------
                                                                 18,394
                                                              ---------
FOREST PRODUCTS AND BUILDING MATERIALS ( 3.0% )
American Standard Companies, Inc. + ....      1,300              59,475
Consolidated Papers, Inc. ..............        800              24,200
Georgia-Pacific Corp. ..................        600              15,450
Martin Marietta Materials, Inc. ........        800              49,450
Rayoner, Inc. ..........................        300              13,687
Sonoco Products Co. ....................        770              19,876
Southdown, Inc. ........................        700              44,844
USG Corp. ..............................        800              46,700


20  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Vulcan Materials Co. ...................        900           $  42,975
                                                              ---------
                                                                316,657
                                                              ---------
GAS UTILITIES ( 1.7% )
AGL Resources, Inc. ....................        900              16,369
El Paso Energy Corp. ...................        900              33,075
Indiana Energy, Inc. ...................        600              12,825
KeySpan Energy Corp. ...................      1,400              37,450
MCN Energy Group, Inc. .................        700              13,956
National Fuel Gas Co. ..................        700              30,625
Questar Corp. ..........................        600              10,912
Washington Gas Light Co. ...............        700              16,494
                                                              ---------
                                                                171,706
                                                              ---------
HEALTH SERVICES ( 2.4% )
Bergen Brunswig Corp. ..................      1,600              30,400
Covance, Inc. + ........................        400               8,775
Health Management Associates, Inc. + ...      2,100              32,812
Lincare Holdings Inc. + ................        800              23,700
Omnicare, Inc. .........................        600              14,438
PacifiCare Health Systems, Inc. + ......        800              63,825
Quintiles Transnational Corp. + ........      1,300              52,731
Trigon Healthcare, Inc. + ..............        700              22,225
                                                              ---------
                                                                248,906
                                                              ---------
HOUSING AND FURNISHINGS ( 1.2% )
Clayton Homes, Inc. ....................      1,000              11,125
Leggett & Platt, Inc. ..................      1,400              32,288
Mohawk Industries, Inc. + ..............      1,100              35,475
Shaw Industries, Inc. + ................      2,600              47,125
                                                              ---------
                                                                126,013
                                                              ---------
INDUSTRIAL SERVICES ( 0.6% )
Allied Waste Industries, Inc. + ........      2,000              35,375
Granite Construction, Inc. .............        450              12,853
Jacobs Engineering Group, Inc. + .......        300              11,831
                                                              ---------
                                                                 60,059
                                                              ---------
INSURANCE ( 5.0% )
AFLAC, Inc. ............................      4,800             260,400
AMBAC, Inc. ............................      1,300              78,487
American Financial Group, Inc. .........        400              14,525
Everest Reinsurance Holdings, Inc. .....        500              15,156
HSB Group, Inc. ........................        400              15,150
Old Republic International Corp. .......      1,850              36,191
PMI Group, Inc. (The) ..................        600              33,488
Protective Life Corp. ..................        900              35,269
ReliaStar Financial Corp. ..............        800              29,400
                                                              ---------
                                                                518,066
                                                              ---------
INVESTMENT SERVICES ( 3.2% )
E*Trade Group,  Inc. + .................      1,900             219,450
Edwards (A.G.),  Inc. ..................        600              21,000
Paine Webber Group Inc. ................      1,300              61,018
T. Rowe Price & Associates .............        900              33,919
                                                              ---------
                                                                335,387
                                                              ---------


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
MAJOR TELECOMMUNICATIONS ( 0.1% )
AT&T Corp. .............................        299           $  15,101
                                                              ---------
MISCELLANEOUS METALS ( 0.1% )
Minerals Technologies Inc. .............        200              10,800
                                                              ---------
OIL ( 0.2% )
Murphy Oil Corp. .......................        400              18,775
Pennzoil-Quaker State Co. + ............        400               5,175
                                                              ---------
                                                                 23,950
                                                              ---------
OIL SERVICES ( 2.8% )
Global Marine Inc. + ...................      1,400              20,825
Nabors Industries, Inc. + ..............      1,700              34,956
Noble Drilling Corp. + .................      2,000              39,250
Smith International,  Inc. + ...........        800              35,900
Tosco Corp. ............................      2,900              77,575
Transocean Offshore Inc. ...............      1,600              47,500
Weatherford International, Inc. ........        900              30,488
                                                              ---------
                                                                286,494
                                                              ---------
OTHER TELECOMMUNICATIONS ( 0.5% )
Aliant Communications, Inc. ............        200               8,850
Cincinnati Bell Inc. ...................      1,100              24,888
COMSAT Corp. ...........................        700              22,750
                                                              ---------
                                                                 56,488
                                                              ---------
PRINT MEDIA ( 1.4% )
Lee Enterprises, Inc. ..................        400              11,450
Media General, Inc. + ..................        300              15,600
Sungard Data Systems, Inc. + ...........      1,900              60,681
Washington Post Co. ....................        100              57,400
                                                              ---------
                                                                145,131
                                                              ---------
PRODUCER GOODS ( 3.4% )
American Power Conversion Corp. + ......      1,700              56,100
AMETEK, Inc. ...........................        300               6,844
Donaldson Co., Inc. ....................        500              11,187
Ferro Corp. ............................        400              11,075
Fuller (H.B.) Co. ......................        200              13,625
Hubbell, Inc. + ........................        400              19,125
Kaydon Corp. ...........................        200               6,750
Nordson Corp. ..........................        300              18,075
Pentair, Inc. ..........................        700              32,900
Precision Castparts Corp. ..............        200               8,550
Premark International, Inc. ............      1,100              40,494
RPM, Inc. ..............................        900              12,656
SPX Corp. + ............................        300              19,594
Tecumseh Products Co. ..................        400              24,450
Teleflex, Inc. .........................        300              13,069
Trinity Industries, Inc. ...............        800              27,850
Watts Industries, Inc. .................        200               3,075
York International Corp. ...............        800              33,000
                                                              ---------
                                                                358,419
                                                              ---------
SEMICONDUCTORS AND ELECTRONICS ( 9.9% )
ADC Telecommunications, Inc. + .........      1,200              57,375
Altera Corp. + .........................      1,700             122,825
Analog Devices, Inc. + .................      1,400              49,175


                                      See Notes to Portfolio of Investments.  21

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS MID CAP (CONTINUED)
--------------------------------------------------------------------------------


                                          NUMBER OF             MARKET
                                            SHARES              VALUE
                                          ------------     --------------
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Avnet, Inc. ............................        300         $    12,731
Cadence Design Systems, Inc. + .........      1,900              25,769
Comverse Technology, Inc. + ............        600              38,475
Linear Technology Corp. ................      1,200              68,250
Maxim Integrated Products, Inc. + ......      1,000              56,000
Microchip Technology, Inc. + ...........        400              14,000
Molex, Inc. ............................      1,200              38,700
QUALCOMM Inc. ..........................      1,300             260,000
Synopsys, Inc. + .......................      1,100              51,838
Teradyne, Inc. + .......................      1,400              66,062
Vitesse Semiconductor Corp. + ..........      1,300              60,206
Xilinx, Inc. + .........................      2,400             109,500
                                                            -----------
                                                             1,030,906
                                                            -----------
SPECIALTY CHEMICALS ( 0.9% )
Albemarle Corp. ........................        500              11,000
Cabot Corp. ............................        500              13,500
Dexter Corp. ...........................        200               8,213
IMC Global, Inc. .......................        900              22,500
Lubrizol Corp. (The) ...................        500              13,844
NCH Corp. ..............................        100               5,450
Solutia, Inc. ..........................        900              21,937
                                                            -----------
                                                                 96,444
                                                            -----------
STEEL ( 0.3% )
AK Steel Holding Corp. .................        900              23,400
Maxxam, Inc. + .........................        100               5,731
                                                            -----------
                                                                 29,131
                                                            -----------
SURFACE TRANSPORT ( 0.0% )
Arnold Industries, Inc. ................        200               3,175
                                                            -----------
TEXTILES AND APPAREL ( 0.7% )
Jones Apparel Group, Inc. + ............        900              29,700
Westpoint Stevens, Inc. + ..............      1,100              37,675
                                                            -----------
                                                                 67,375
                                                            -----------
TOBACCO ( 0.2% )
Universal Corp. ........................        600              15,263
                                                            -----------
TOTAL COMMON STOCKS (COST $8,171,401)                         9,248,984
                                                            -----------
                                          PRINCIPAL
                                            AMOUNT
                                          ------------
SHORT-TERM INVESTMENTS ( 1.4% )
Federal Home Loan Bank,4.80%,05/03/99 ..   $141,000             141,000
                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (COST $141,000)                    141,000
                                                            -----------
TOTAL INVESTMENTS (COST $8,312,401)(A)                        9,389,984
OTHER ASSETS LESS LIABILITIES                                 1,011,083
                                                            -----------
TOTAL NET ASSETS                                            $10,401,067
                                                            ===========



NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $8,523,897. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains..............................           $1,510,714
Unrealized losses.............................             (644,627)
                                                         -----------
 Net unrealized gain..........................            $ 866,087
                                                         ===========

Category percentages are based on net assets.


22  See Notes to Portfolio of Investments.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
COMMON STOCKS ( 98.1% )
AIR TRANSPORT ( 0.9% )
Air Express International Corp. ..........        800         $   17,500
Expeditors International of Washington,
 Inc......................................        400             24,250
SkyWest, Inc. ............................      1,100             28,600
                                                              ----------
                                                                  70,350
                                                              ----------
AUTO PARTS AND HARDWARE ( 1.0% )
Barnes Group, Inc. .......................        800             16,850
CLARCOR, Inc. ............................        600             11,250
Standard Motor Products, Inc. ............        600             13,950
TBC Corp. + ..............................      1,100              8,525
Toro Co. .................................        500             17,406
WD-40 Co. ................................        300              8,025
Wynn's International, Inc. ...............        300              5,025
                                                              ----------
                                                                  81,031
                                                              ----------
AUTOMOTIVE ( 1.7% )
Gentex Corp. + ...........................      3,500            105,219
Mascotech Inc. ...........................        900             15,637
Simpson Industries, Inc. .................        900              9,225
                                                              ----------
                                                                 130,081
                                                              ----------
BANKS AND THRIFTS ( 7.8% )
Anchor Bancorp Wisconsin, Inc. ...........        600             11,025
Banknorth Group, Inc. ....................        500             13,219
Carolina First Corp. .....................        600             16,200
Centura Banks, Inc. ......................        500             29,781
Commerce Bancorp, Inc. ...................        967             42,669
Commercial Federal Corp. .................      1,100             26,675
Cullen/Frost Bankers, Inc. ...............      1,000             53,937
Downey Financial Corp. ...................        435              8,700
First Bancorp ............................        600             15,488
First Midwest Bancorp, Inc. ..............        400             15,975
FirstMerit Corp. .........................      1,700             47,281
HUBCO, Inc. ..............................      1,615             57,131
JSB Financial, Inc. ......................        200              9,863
MAF Bancorp, Inc. ........................        900             20,025
Premier Bancshares Corp. .................        600             11,775
Provident Bankshares Corp. ...............        525             13,059
Queens County Bancorp, Inc. ..............        850             29,856
Riggs National Corp. .....................      1,100             18,562
State Paul Bancorp, Inc. .................        600             14,550
Susquehanna Bancshares, Inc. .............        600             11,100
TrustCo Bank Corp. NY ....................      1,060             28,355
U.S. Trust Corp. .........................        700             63,962
United Bankshares, Inc. ..................        800             21,600
UST Corp. ................................        600             14,513
Whitney Holdings Corp. ...................        400             16,200
                                                              ----------
                                                                 611,501
                                                              ----------
BIOTECH AND MEDICAL PRODUCTS ( 5.5% )
ADAC Laboratories + ......................        700              5,075
Alpharma, Inc. ++ ........................        900             26,550
Ballard Medical Products .................        500             11,937


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------

BIOTECH AND MEDICAL PRODUCTS (CONTINUED)
Barr Laboratories, Inc. + ................      1,000         $   30,062
Biomatrix, Inc. + ........................        800             26,350
Curative Health Services, Inc. + .........        500              2,813
Datascope Corp. + ........................        600             17,062
IDEC Pharmaceuticals Corp. + .............        800             40,600
IDEXX Laboratories, Inc. + ...............        800             18,100
Invacare Corp. ...........................        500             11,562
Liposome Co., Inc. + .....................      1,500             18,750
Maxxim Medical, Inc. + ...................        600              9,563
Resound Corp. + ..........................      1,000              5,000
Vertex Pharmaceutical, Inc. + ............        500             10,563
VISX, Inc. + .............................      1,500            193,125
Vital Signs, Inc. ........................        300              6,300
                                                              ----------
                                                                 433,412
                                                              ----------
COMMERCIAL SERVICES ( 4.4% )
ABM Industries, Inc. .....................        500             15,187
ADVO, Inc. + .............................        900             17,775
Angelica Corp. ...........................        200              3,275
Catalina Marketing Corp. + ...............        300             25,631
Central Parking Corp. ....................        600             19,012
Consolidated Graphics, Inc. + ............        200              8,525
Dendrite International, Inc. + ...........        800             20,700
Fair Isaac & Co., Inc. ...................        600             20,400
G & K Services,  Inc. ....................        300             14,025
HA-LO Industries, Inc. + .................      1,500             17,625
Interim Services, Inc. + .................        800             13,900
Lason, Inc. + ............................        500             19,781
Merrill Corp. ............................        300              4,463
NFO Worldwide, Inc. + ....................        300              3,394
True North Communications, Inc. ..........        800             21,600
Valassis Communications, Inc. + ..........      1,900            106,400
World Color Press, Inc. + ................        700             17,894
                                                              ----------
                                                                 349,587
                                                              ----------
CONGLOMERATE AND AEROSPACE ( 1.1% )
Alliant Techsystems Inc. + ...............        400             32,750
Anixter International, Inc. + ............        700             11,025
Kaman Corp. ..............................        700              9,188
Orbital Sciences Corp. + .................        600             12,637
Triarc Co., Inc. + .......................        600             11,888
Whittaker Corp. + ........................        500             12,000
                                                              ----------
                                                                  89,488
                                                              ----------
CONSUMER FINANCE ( 0.7% )
Americredit Corp. + ......................      2,000             33,125
Rollins Truck Leasing Corp. ..............      2,100             21,788
                                                             -------------
                                                                  54,913
                                                             -------------
CONSUMER SERVICES ( 4.1% )
Applebee's International, Inc. ...........      1,200             30,975
CEC Entertainment, Inc. + ................        700             26,250
Cheesecake Factory, Inc. (The) + .........        700             19,600
CKE Restaurants, Inc. ....................        880             14,410
Consolidated Products, Inc. + ............        500              9,031

                                      See Notes to Portfolio of Investments.  23

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS SMALL CAP (CONTINUED)
--------------------------------------------------------------------------------

                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
CONSUMER SERVICES (CONTINUED)
Devry, Inc. + ............................      3,000         $   79,125
Foodmaker, Inc. + ........................      1,700             41,013
IHOP Corp. + .............................        200              9,150
Luby's Cafeterias, Inc. ..................        400              6,700
Marcus Corp. .............................        300              3,731
Pre-Paid Legal Services, Inc. + ..........        400             11,400
Ruby Tuesday, Inc. .......................        800             14,600
Ryan's Family Steak Houses, Inc. + .......        800              9,900
Scotts Co. (The) + .......................        900             37,013
Sonic Corp. + ............................        450             12,656
                                                              ----------
                                                                 325,554
                                                              ----------
CONSUMER SPECIALTIES ( 1.1% )
Arctic Cat, Inc. .........................      1,000              8,625
Huffy Corp. ..............................        300              3,994
Polaris Industries, Inc. .................        900             33,919
Russ Berrie & Co., Inc. ..................        400             10,875
Sturm, Ruger & Co., Inc. .................        700              7,437
Thor Industries, Inc. ....................        300              9,075
Winnebago Industries, Inc. ...............        900             12,881
                                                              ----------
                                                                  86,806
                                                              ----------
DATA AND IMAGING SERVICES ( 7.1% )
Acxiom Corp. + ...........................      1,300             32,825
American Management Systems, Inc. + ......      2,100             72,187
Avid Technology, Inc. + ..................        400              6,500
BISYS Group,  Inc. (The) + ...............      1,000             50,750
Ciber, Inc. + ............................        900             16,987
Computer Task Group, Inc. ................        400              7,450
CustomTracks Corp. + .....................        600             22,350
Gerber Scientific, Inc. ..................        400              7,525
Harmon Industries, Inc. ..................        450              9,900
Henry (Jack) & Associates, Inc. ..........        600             19,800
InterVoice, Inc. + .......................      1,000              9,969
Kronos, Inc. + ...........................        550             18,700
Macromedia, Inc. + .......................      1,900             78,731
Mercury Interactive Corp. + ..............      1,200             33,825
National Computer Systems, Inc. ..........      1,000             28,000
National Data Corp. ......................        600             27,675
National Instruments Corp. + .............        600             20,400
Platinum Software Corp. + ................        900              6,413
Progress Software Corp. + ................        650             14,788
Whittman-Hart, Inc. + ....................      2,000             56,500
Xircom, Inc. + ...........................        800             18,000
                                                              ----------
                                                                 559,275
                                                              ----------
DISCRETIONARY RETAIL ( 5.9% )
Ann Taylor Stores Corp. + ................        900             42,750
Building Materials Holding Corp. + .......        300              3,825
Cash America International, Inc. .........        400              5,100
Cato Corp. (The) .........................      1,100             12,375
CPI Corp. ................................        400             10,625
Discount Auto Parts, Inc. + ..............        400              9,125
Hancock Fabrics, Inc. ....................        800              5,050


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------

DISCRETIONARY RETAIL (CONTINUED)
Insight Enterprises, Inc. + ..............      1,050         $   28,350
Linens 'n Things, Inc. + .................      1,600             73,200
Men's Wearhouse, Inc. + ..................      1,350             36,956
New England Business Service, Inc. .......        700             19,119
O'Reilly Automotive, Inc. + ..............        800             36,600
Pacific Sunwear of California, Inc. + ....        700             25,966
Pier 1 Imports, Inc. .....................      1,700             12,538
Regis Corp. ..............................      1,200             30,750
Shopko Stores, Inc. + ....................      1,000             34,312
Williams-Sonoma, Inc. + ..................      1,000             29,000
Zale Corp. + .............................      1,300             49,156
                                                              ----------
                                                                 464,797
                                                              ----------
DRUGS ( 0.6% )
Dura Pharmaceuticals, Inc. + .............        900             10,800
Jones Medical Industries, Inc. ...........        500             16,063
Roberts Pharmaceutical Corp. + ...........      1,100             18,700
                                                              ----------
                                                                  45,563
                                                              ----------
ELECTRIC UTILITIES ( 3.3% )
American States Water Co. ................        200              5,088
Aquarion Co. .............................        300              7,781
Central Hudson Gas & Electric Co. ........        700             25,987
Cilcorp, Inc. ............................        300             18,150
Commonwealth Energy System Co. ...........        800             32,450
Eastern Utilities Association ............        500             14,313
Orange & Rockland Utilities,  Inc. .......        500             29,094
Philadelphia Suburban Water Corp. ........      1,286             29,015
Sierra Pacific Resources .................      1,200             42,750
TNP Enterprises, Inc. ....................        600             18,750
United Illuminating Co. ..................        500             19,687
United Water Resources, Inc. .............        700             14,569
                                                              ----------
                                                                 257,634
                                                              ----------
ELECTRICAL MACHINERY AND INSTRUMENTS ( 1.2% )
Dionex Corp. + ...........................      1,000             41,000
Micros Systems, Inc. + ...................        500             14,750
Security Dynamics Technologies, Inc. + ...      1,000             21,750
Technitrol, Inc. .........................        300              8,775
Varian Medical Systems, Inc. .............        600             10,313
                                                              ----------
                                                                  96,588
                                                              ----------
ELECTRONIC MEDIA ( 0.7% )
Metro Networks, Inc. + ...................        800             36,000
Westwood One, Inc. + .....................        600             20,550
                                                              ----------
                                                                  56,550
                                                              ----------
FOOD AND BEVERAGE ( 2.4% )
Canandiagua Brands, Inc. + ...............        600             30,900
Chiquita Brands International, Inc. ......      1,300             13,000
Coca-Cola Bottling Co. ...................        200             11,000
Corn Products International, Inc. ........        700             20,212
Delta & Pine Land Co. ....................        700             23,800
Earthgrains Co. (The) ....................      1,700             36,019
J & J Snack Foods Corp. + ................        300              6,525
Natures Sunshine Products, Inc. ..........        300              3,206


24  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
FOOD AND BEVERAGE (CONTINUED)
Ralcorp Holdings, Inc. + .................        600         $   11,025
Smithfields Foods, Inc. + ................      1,400             33,075
                                                              ----------
                                                                 188,762
                                                              ----------
FOOD AND DRUG RETAIL ( 2.2% )
Casey's General Stores, Inc. .............      1,800             23,850
Express Scripts, Inc. + ..................      1,600            117,800
Nash-Finch Co. ...........................        600              5,700
Richfood Holdings, Inc. ..................        800             10,000
Whole Foods Market, Inc. + ...............        500             19,500
                                                              ----------
                                                                 176,850
                                                              ----------
FOREST PRODUCTS AND BUILDING MATERIALS ( 2.2% )
AptarGroup, Inc. .........................        800             22,400
Caraustar Industries, Inc. ...............        600             15,300
Florida Rock Industries, Inc. ............        400             13,750
Lone Star Industries, Inc. ...............        800             28,550
Myers Industries, Inc. ...................        700             15,837
Republic Group, Inc. .....................        300              5,250
Shorewood Packaging Corp. + ..............        750             14,813
Simpson Manufacturing Co., Inc. + ........        500             23,125
TJ International, Inc. ...................        400             11,100
Universal Forest Products, Inc. ..........        600             11,944
Watsco, Inc. .............................        750             14,719
                                                              ----------
                                                                 176,788
                                                              ----------
GAS UTILITIES ( 3.1% )
Atmos Energy Corp. .......................      1,100             27,775
Connecticut Energy Corp. .................        200              7,475
Energen Corp. ............................      1,200             20,700
New Jersey Resources Corp. ...............        800             29,500
Northwest Natural Gas Co. ................      1,100             24,819
Pennsylvania Enterprises,  Inc. ..........        200              5,100
Piedmont Natural Gas, Inc. ...............      1,100             35,062
Public Service Co. of North Carolina .....        700             19,819
Southwest Gas Corp. ......................      1,200             34,275
Wicor, Inc. ..............................      1,500             35,437
                                                              ----------
                                                                 239,962
                                                              ----------
HEALTH SERVICES ( 3.8% )
American Oncology Resources, Inc. + ......      1,300             11,619
Bindley Western Industries, Inc. .........        700             21,613
MedQuist, Inc. + .........................      1,600             54,800
Orthodontic Centers of America, Inc. + ...        900             11,138
Owens & Minor, Inc. ......................      1,200             11,850
PAREXEL International Corp. + ............        500             12,031
Patterson Dental Co. + ...................      1,600             57,700
Pediatrix Medical Group, Inc. + ..........        400              7,575
Pharmaceutical Product Development, Inc. +        800             23,300
Priority Healthcare Corp. + ..............        313             15,865
Renal Care Group, Inc. + .................      1,350             28,181
Sierra Health Services, Inc. + ...........        600              7,500
Syncor International Corp. + .............        400             11,400
Universal Health Services, Inc. + ........        500             25,906
                                                              ----------
                                                                 300,478
                                                              ----------


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
HEAVY MACHINERY ( 1.0% )
Astec Industries, Inc. + .................        400         $   15,500
JLG Industries, Inc. .....................      1,500             24,094
Manitowoc Co., Inc. (The) ................      1,050             40,031
                                                              ----------
                                                                  79,625
                                                              ----------
HOUSING AND FURNISHINGS ( 3.4% )
Bassett Furniture Industries, Inc. .......        200              4,800
Champion Enterprises, Inc. + .............      1,800             33,412
D.R. Horton, Inc. ........................      2,075             40,073
Dixie Group, Inc. ........................        500              4,438
Ethan Allen Interiors, Inc. ..............        500             25,344
Harman International Industries ..........        400             18,375
La-Z-Boy, Inc. ...........................      1,800             35,437
MDC Holdings, Inc. .......................        700             13,737
National Presto Industries, Inc. .........        100              3,494
Oakwood Homes Corp. ......................        900             12,488
Ryland Group, Inc. .......................        700             18,375
Skyline Corp. ............................        200              5,863
Southern Energy Hampshire + ..............        400              1,875
Standard Pacific Corp. ...................      1,100             15,194
Toll Brothers, Inc. + ....................      1,200             25,650
U.S. Home Corp. + ........................        200              6,850
                                                              ----------
                                                                 265,405
                                                              ----------
INDUSTRIAL SERVICES ( 1.5% )
Butler Manufacturing Co. .................        100              2,969
Dames & Moore Group ......................        400              4,700
Dycom Industries, Inc. + .................        850             38,834
Insituform Technologies, Inc. + ..........      1,000             19,063
Morrison Knudsen Corp. + .................      1,000             10,875
Service Experts, Inc. + ..................        600              9,713
Superior Services, Inc. + ................        600             11,025
Tetra Tech, Inc. + .......................      1,000             24,187
                                                              ----------
                                                                 121,366
                                                              ----------
INSURANCE ( 4.3% )
American Bankers Insurance Group .........        700             36,706
CMAC Investment Corp. ....................        400             18,350
Delphi Financial Group, Inc. + ...........        720             22,410
Enhance Financial Services Group,  Inc. ..        600             12,412
Executive Risk, Inc. .....................        200             14,350
Fidelity National Financial, Inc. ........        990             18,067
First American Financial Corp. ...........      2,200             39,325
Fremont General Corp. ....................      1,200             24,000
Gallagher (Arthur J.) & Co. ..............        800             38,000
Hilb Rogal & Hamilton Co. ................        300              5,588
Mutual Risk Management Ltd. ..............        800             31,100
NAC Re Corp. .............................        600             32,700
Orion Capital Corp. ......................        500             14,719
Selective Insurance Group, Inc. ..........        500              9,688
Trenwick Group,  Inc. ....................        300              8,400
Zenith National Insurance ................        400              9,500
                                                              ----------
                                                                 335,315
                                                              ----------

                                      See Notes to Portfolio of Investments.  25

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
INDEX PLUS SMALL CAP (CONTINUED)
--------------------------------------------------------------------------------

                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
INVESTMENT SERVICES ( 1.3% )
Eaton Vance Corp. ........................      1,200         $   27,375
Investment Technology Group, Inc. ........        400             13,850
Jefferies Group, Inc. ....................        400              9,150
Legg Mason, Inc. .........................        900             31,388
Raymond James Financial, Inc. ............        900             19,406
                                                              ----------
                                                                 101,169
                                                              ----------
MISCELLANEOUS METALS ( 0.9% )
Amcol International Corp. ................        700              8,575
Getchell Gold Corp. + ....................        700             23,888
IMCO Recycling, Inc. .....................        300              5,100
Stillwater Mining Co. + ..................      1,200             33,975
                                                              ----------
                                                                  71,538
                                                              ----------
OIL ( 2.5% )
Barrett Resources Corp. + ................      1,100             33,412
Cabot Oil & Gas Corp. ....................        900             15,750
Devon Energy Corp. .......................      1,200             39,900
Newfield Exploration Co. + ...............      2,200             59,125
Santa Fe Energy Resources,  Inc. + .......      2,000             18,000
Snyder Oil Corp. .........................      1,600             29,100
                                                              ----------
                                                                 195,287
                                                              ----------
OIL SERVICES ( 0.6% )
Oceaneering International, Inc. + ........        400              6,600
Pool Energy Services Co. + ...............        800             14,350
SEACOR SMIT Holdings + ...................        200             10,588
Seitel, Inc. + ...........................        400              6,950
Tuboscope Inc. + .........................        900             12,262
                                                              ----------
                                                                  50,750
                                                              ----------
PRINT MEDIA ( 1.4% )
Factset Research Systems, Inc. + .........        450             20,981
SEI Investments Co. ......................        900             85,500
                                                              ----------
                                                                 106,481
                                                              ----------
PRODUCER GOODS ( 6.2% )
Amcast Industrial Corp. ..................        200              3,350
Applied Power, Inc. ......................        600             18,937
Aviation Sales Co. + .....................        600             24,000
Baldor Electric Co. ......................        600             11,587
Blount, Inc. + ...........................        600             16,725
Brady (W.H.) Co. .........................        400             10,350
Buckeye Technologies, Inc. + .............        600              8,700
Cable Design Technologies, Inc. + ........        500              7,438
Commercial Metals Co. ....................        300              7,069
CommScope, Inc. + ........................      1,800             43,875
Graco, Inc. ..............................        400             12,600
Hughes Supply, Inc. ......................        900             20,925
Intermet Corp. ...........................        500              7,375
Juno Lighting, Inc. ......................        500             11,375
Lilly Industries,  Inc. ..................        600             10,500
MacDermid, Inc. ..........................        500             20,969
McWhorter Technologies, Inc. + ...........        200              2,963
Mueller Industries, Inc. + ...............      1,200             37,800
O'Sullivan Corp. + .......................        600              5,400


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------

PRODUCER GOODS (CONTINUED)
Oak Industries, Inc. + ...................        300         $   12,525
Regal-Beloit Corp. .......................        500             10,812
Reliance Steel & Aluminum Co. ............        400             14,575
Roper Industries, Inc. ...................        700             19,950
Scott Technologies, Inc. + ...............        700             12,994
Smith (A.O.) Corp. .......................        300              7,575
SPS Technologies, Inc. + .................        200              8,725
Standex International Corp. ..............        500             12,281
Steel Technologies, Inc. .................        300              2,700
Thomas Industries, Inc. ..................        600             11,925
Tower Automotive, Inc. + .................      1,100             25,300
Tredegar Industries, Inc. ................      1,400             37,362
Valmont Industries .......................        700             11,725
Zebra Technologies, Inc. + ...............        500             16,625
                                                              ----------
                                                                 487,012
                                                              ----------
SEMICONDUCTORS AND ELECTRONICS ( 9.0% )
Bell Industries, Inc. + ..................        300              3,225
Benchmark Electronics, Inc. + ............        400             13,450
Burr-Brown Corp. + .......................        600             15,900
C-Cube Microsystems, Inc. + ..............      1,300             29,412
Cognex Corp. + ...........................        800             23,200
CTS Corp. ................................        700             37,362
Dallas Semiconductor Corp. ...............      1,300             55,250
Dialogic Corp. + .........................        400             11,175
Electro Scientific Industries, Inc. + ....        500             19,063
Etec Systems, Inc. + .....................        400             12,350
Hadco Corp. + ............................        700             18,375
Hutchinson Technology Inc. + .............      1,100             24,269
Inter-Tel, Inc. ..........................        400              5,550
Kulicke & Soffa Industries, Inc. + .......        900             20,588
Lattice Semiconductor Corp. + ............      1,100             44,962
Methode Electronics, Inc. ................        600              8,925
Micrel, Inc. + ...........................        700             41,212
Novellus Systems, Inc. + .................      1,800             85,050
Phototronics, Inc. + .....................        500             11,969
Plantronics, Inc. + ......................        800             54,000
Plexus Corp. + ...........................        300             10,013
Sanmina Corp. + ..........................      2,100            139,387
Unitrode Corp. + .........................        600             10,613
Vicor Corp. + ............................        800             11,250
                                                              ----------
                                                                 706,550
                                                              ----------
SPECIALTY CHEMICALS ( 1.1% )
Cambrex Corp. ............................        600             15,375
Chemed Corp. .............................        200              5,963
ChemFirst Inc. ...........................        500             11,938
Geon Co. (The) ...........................        900             27,562
OM Group, Inc. ...........................        500             18,187
Penford Corp. ............................        100              1,306
Quaker Chemical Corp. ....................        300              4,744
                                                              ----------
                                                                  85,075
                                                              ----------

26  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
SURFACE TRANSPORT ( 2.1% )
American Freightways Corp. + .............      1,300         $   22,344
Frozen Food Express Industries, Inc. .....        600              3,919
Heartland Express, Inc. + ................        500              6,969
Kirby Corp. + ............................        400              7,600
Landstar Systems, Inc. + .................        300             11,681
M.S. Carriers, Inc. + ....................        400             12,750
U.S. Freightways Corp. ...................      1,100             41,250
Werner Enterprises, Inc. .................      2,325             44,756
Yellow Corp. + ...........................      1,000             17,750
                                                              ----------
                                                                 169,019
                                                              ----------
TEXTILES AND APPAREL ( 1.9% )
Authentic Fitness Corp. ..................        900             15,525
Brown Group, Inc. ........................        700             11,419
Justin Industries, Inc. ..................        600              8,100
K-Swiss Inc. .............................        400             16,800
Kellwood Co. .............................        500             12,875
Oshkosh B'Gosh, Inc. .....................        800             15,850
Oxford Industries, Inc. ..................        400             10,575
Quiksilver, Inc. + .......................        750             19,922
Stride Rite Corp. ........................      1,800             21,037
Timberland Co. (The) + ...................        200             13,850
                                                              ----------
                                                                 145,953
                                                              ----------
TOBACCO ( 0.1% )
Schweitzer-Mauduit International, Inc. ...        400              6,625
                                                              ----------
TOTAL COMMON STOCKS (COST $7,272,710)                          7,723,140
                                                             -----------
                                            PRINCIPAL
                                              AMOUNT
                                            ------------
SHORT-TERM INVESTMENTS ( 1.8% )
Federal Home Loan Bank,4.80%,05/03/99 ....   $146,000            146,000
                                                              ----------
TOTAL SHORT-TERM INVESTMENTS (COST $146,000)                     146,000
                                                              ----------
TOTAL INVESTMENTS (COST $7,418,710)(A)                         7,869,140
OTHER ASSETS LESS LIABILITIES                                      7,223
                                                              ----------
TOTAL NET ASSETS                                              $7,876,363
                                                              ==========


NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $7,629,628. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains..............................            $ 999,187
Unrealized losses.............................             (759,675)
                                                          ---------
 Net unrealized gain..........................            $ 239,512
                                                          =========


+ Non-income producing security.

Category percentages are based on net assets.


                                      See  Notes to Portfolio of Investments. 27

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Variation margin .....................................................
 Reimbursement from Investment Adviser ................................
Prepaid expenses ......................................................
Deferred organizational expenses ......................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Dividends to shareholders ............................................
 Investments purchased ................................................
 Fund shares redeemed .................................................
 Variation margin .....................................................
Other liabilities .....................................................
     Total liabilities ................................................
 NET ASSETS ...........................................................
NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain on investments ....................................
Undistributed net investment income ...................................
Accumulated net realized gain (loss) on investments ...................
 NET ASSETS ...........................................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................
 Offering Price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................

Cost of investments ...................................................

28  See Notes to Financial Statements.

--------------------------------------------------------------------------------


           INDEX PLUS BOND   INDEX PLUS LARGE CAP  INDEX PLUS MID CAP   INDEX PLUS SMALL CAP
           ----------------  --------------------  ------------------  ----------------------

             $15,154,947        $157,056,369          $ 9,389,984           $7,869,140
                     546                 475                  712                  751

                 215,598             109,178               10,153                5,114
                      --           1,004,587                   --                   --
                   5,000           3,466,511            1,001,777                5,249
                  11,111                  --               13,368               12,004
                     149                 244                   95                   96
                      --               4,203                   --                   --
             -----------        ------------          -----------           ----------
              15,387,351         161,641,567           10,416,089            7,892,354
             -----------        ------------          -----------           ----------


                  61,835                  --                   --                   --
                  97,923           2,402,239                   --                   --
                      --              33,036                1,000                3,000
                      --              33,000                   --                   --
                  10,656             119,921               14,022               12,991
             -----------        ------------          -----------           ----------
                 170,414           2,588,196               15,022               15,991
             -----------        ------------          -----------           ----------
             $15,216,937        $159,053,371          $10,401,067           $7,876,363
             ===========        ============          ===========           ==========

             $15,293,170        $140,569,104          $ 8,726,630           $8,113,367
                 (86,844)         20,073,257            1,077,583              450,430
                  17,700             147,419               16,805                3,038
                  (7,089)         (1,736,409)             580,049             (690,472)
             -----------        ------------          -----------           ----------
             $15,216,937        $159,053,371          $10,401,067           $7,876,363
             ===========        ============          ===========           ==========


               1,427,740           6,205,371              667,781              617,583
             $14,206,169        $104,077,892          $ 8,201,042           $5,935,533
             $      9.95        $      16.77          $     12.28           $     9.61

                  64,352           1,993,819              150,243              149,750
             $   640,363        $ 33,249,669          $ 1,842,179           $1,436,086
             $      9.95        $      16.68          $     12.26           $     9.59
             $     10.26        $      17.20          $     12.64           $     9.89

                  16,264             297,409               12,865               12,901
             $   161,760        $  4,980,442          $   157,742           $  123,718
             $      9.95        $      16.75          $     12.26           $     9.59

                  20,981           1,003,555               16,371               39,817
             $   208,645        $ 16,745,368          $   200,104           $  381,026
             $      9.94        $      16.69          $     12.22           $     9.57

             $15,241,791        $136,971,487          $ 8,312,401           $7,418,710



                                          See Notes to Financial Statements.  29

INDEX PLUS FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends .............................................................
Interest ..............................................................


Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................

INVESTMENT EXPENSES:
Investment advisory fee ...............................................
Administrative services fees ..........................................
Distribution Plan and shareholder services fees .......................
Organizational expenses ...............................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Directors' fees .......................................................
Registration fees .....................................................
Miscellaneous .........................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............
     Net expenses .....................................................
Net investment income .................................................

NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
 Investments ..........................................................
 Futures ..............................................................
     Net realized gain (loss) on investments ..........................
Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures ..............................................................
     Net change in unrealized gain or loss on investments .............
Net realized and change in unrealized gain or loss on investments .....
Net increase in net assets resulting from operations ..................


30 See Notes to Financial Statements.

          INDEX PLUS BOND    INDEX PLUS LARGE CAP    INDEX PLUS MID CAP    INDEX PLUS SMALL CAP
         ------------------  ---------------------  --------------------  ----------------------

             $      --           $   467,959            $   51,260              $  31,118
               452,941               117,347                 3,083                  3,988
             ---------           -----------            ----------              ---------
               452,941               585,306                54,343                 35,106
                    --                  (386)                   --                     (5)
             ---------           -----------            ----------              ---------
               452,941               584,920                54,343                 35,101
             ---------           -----------            ----------              ---------

                26,688               202,112                18,773                 16,043
                 7,625                44,914                 4,172                  3,565
                 1,523                48,217                 1,535                  2,403
                    --                   797                    --                     --
                   974                 5,147                   862                    858
                 2,720                19,336                 7,494                  6,875
                11,999                26,160                 9,793                  9,437
                11,229                11,918                 9,797                  9,769
                   120                   811                    59                     43
                25,293                31,266                25,519                 25,814
                   749                   962                   322                    263
             ---------           -----------            ----------              ---------
                88,920               391,640                78,326                 75,070
               (41,634)              (29,116)              (45,548)               (45,969)
             ---------           -----------            ----------              ---------
                47,286               362,524                32,778                 29,101
             ---------           -----------            ----------              ---------
               405,655               222,396                21,565                  6,000
             ---------           -----------            ----------              ---------



                (7,128)             (886,548)              691,493               (371,246)
                    --               (72,989)                   --                     --
             ---------           -----------            ----------              ---------
                (7,128)             (959,537)              691,493               (371,246)
             ---------           -----------            ----------              ---------

              (246,387)           15,711,188               720,371                947,739
                    --               (11,625)                   --                     --
             ---------           -----------            ----------              ---------
              (246,387)           15,699,563               720,371                947,739
             ---------           -----------            ----------              ---------
              (253,515)           14,740,026             1,411,864                576,493
             ---------           -----------            ----------              ---------
             $ 152,140           $14,962,422            $1,433,429              $ 582,493
             =========           ===========            ==========              =========



                                          See Notes to Financial Statements.  31

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                    INDEX PLUS BOND
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
FROM OPERATIONS:
Net investment income...................   $   405,655        $   606,227
Net realized gain (loss) on investments.        (7,128)            39,395
Net change in unrealized gain or loss on
 investments............................      (246,387)           159,543
                                           -----------        -----------
 Net increase in net assets resulting
 from operations........................       152,140            805,165
                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income.............      (378,726)          (589,116)
 From net realized gains................       (37,966)                --
Class A:
 From net investment income.............       (11,712)            (7,400)
 From net realized gains................          (860)                --
Class B:
 From net investment income.............          (991)                --
Class C:
 From net investment income.............        (4,567)            (1,670)
 From net realized gains................          (530)                --
                                           -----------        -----------
 Decrease in net assets from
 distributions to shareholders..........      (435,352)          (598,186)
                                           -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold..............       167,879         14,938,009
 Net asset value of shares issued upon
  reinvestment of distributions.........         1,632                358
 Payments for shares redeemed...........      (651,912)          (183,308)
Class A:
 Proceeds from shares sold..............       386,273            279,721
 Net asset value of shares issued upon
  reinvestment of distributions.........         8,282                545
 Payments for shares redeemed...........       (24,285)            (3,027)
Class B:
 Proceeds from shares sold..............       161,860                 --
Class C:
 Proceeds from shares sold..............       113,545            117,060
 Net asset value of shares issued upon
  reinvestment of distributions.........         2,467                 71
 Payments for shares redeemed...........       (22,000)                --
                                           -----------        -----------
 Net increase in net assets from fund
 share transactions.....................       143,741         15,149,429
                                           -----------        -----------
Net change in net assets................      (139,471)        15,356,408
NET ASSETS:
Beginning of period.....................    15,356,408                 --
                                           -----------        -----------
End of period...........................   $15,216,937        $15,356,408
                                           ===========        ===========
End of period net assets includes
 undistributed net investment income....   $    17,700        $     8,041
                                           ===========        ===========

32 See Notes to Financial Statements.

--------------------------------------------------------------------------------



                                                    INDEX PLUS BOND
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold..................        16,572          1,493,797
 Number of shares issued upon
  reinvestment of distributions.........           162                 36
 Number of shares redeemed..............       (64,591)           (18,236)
                                           -----------        -----------
 Net increase (decrease)................       (47,857)         1,475,597
                                           ===========        ===========
Class A:
 Number of shares sold..................        38,324             27,862
 Number of shares issued upon
  reinvestment of distributions.........           828                 54
 Number of shares redeemed..............        (2,416)              (300)
                                           -----------        -----------
 Net increase...........................        36,736             27,616
                                           ===========        ===========
Class B:
 Number of shares sold..................        16,264                 --
                                           -----------        -----------
 Net increase...........................        16,264                 --
                                           ===========        ===========
Class C:
 Number of shares sold..................        11,235             11,674
 Number of shares issued upon
  reinvestment of distributions.........           246                  1
 Number of shares redeemed..............        (2,175)                --
                                           -----------        -----------
 Net increase...........................         9,306             11,675
                                           ===========        ===========



                                          See Notes to Financial Statements.  33

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                   INDEX PLUS LARGE CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................  $    222,396      $    207,682
Net realized gain (loss) on investments....      (959,537)           21,985
Net change in unrealized gain or loss on
 investments...............................    15,699,563         3,065,126
                                             ------------      ------------
 Net increase in net assets resulting from
 operations................................    14,962,422         3,294,793
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (217,266)         (110,122)
 From net realized gains on investments....      (616,050)       (1,021,541)
Class A:
 From net investment income................       (36,703)          (14,875)
 From net realized gains on investments....      (138,693)         (203,799)
Class C:
 From net investment income................        (8,166)               --
 From net realized gains on investments....       (30,913)               --
                                             ------------      ------------
 Decrease in net assets from distributions
 to shareholders...........................    (1,047,791)       (1,350,337)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................    68,211,177        30,131,731
 Net asset value of shares issued upon
  reinvestment of distributions............       832,206           903,430
 Payments for shares redeemed..............    (7,126,680)      (11,798,341)
Class A:
 Proceeds from shares sold.................    25,268,852         4,645,148
 Net asset value of shares issued upon
  reinvestment of distributions............       174,888           215,511
 Payments for shares redeemed..............    (1,230,786)         (619,211)
Class B:
 Proceeds from shares sold.................     5,052,770                --
 Payments for shares redeemed..............      (108,408)               --
Class C:
 Proceeds from shares sold.................    15,437,228           869,798
 Net asset value of shares issued upon
  reinvestment of distributions............        22,714                --
 Payments for shares redeemed..............      (397,252)             (234)
                                             ------------      ------------
 Net increase in net assets from fund share
 transactions..............................   106,136,709        24,347,832
                                             ------------      ------------
Net change in net assets...................   120,051,340        26,292,288
NET ASSETS:
Beginning of period........................    39,002,031        12,709,743
                                             ------------      ------------
End of period..............................  $159,053,371      $ 39,002,031
                                             ============      ============
End of period net assets includes
 undistributed net investment income.......  $    147,419      $    187,158
                                             ============      ============

34 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   INDEX PLUS LARGE CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     4,304,244         2,243,924
 Number of shares issued upon reinvestment
  of distributions.........................        53,312            76,110
 Number of shares redeemed.................      (451,246)         (896,262)
                                             ------------      ------------
 Net increase..............................     3,906,310         1,423,772
                                             ============      ============
Class A:
 Number of shares sold.....................     1,591,272           349,075
 Number of shares issued upon reinvestment
  of distributions.........................        11,254            18,217
 Number of shares redeemed.................       (77,438)          (46,866)
                                             ------------      ------------
 Net increase..............................     1,525,088           320,426
                                             ============      ============
Class B:
 Number of shares sold.....................       303,847                --
 Number of shares redeemed.................        (6,438)               --
                                             ------------      ------------
 Net increase..............................       297,409                --
                                             ============      ============
Class C:
 Number of shares sold.....................       960,679            66,231
 Number of shares issued upon reinvestment
  of distributions.........................         1,459                --
 Number of shares redeemed.................       (24,797)              (17)
                                             ------------      ------------
 Net increase..............................       937,341            66,214
                                             ============      ============




                                          See Notes to Financial Statements.  35

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  INDEX PLUS MID CAP
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
FROM OPERATIONS:
Net investment income...................   $    21,565         $   32,283
Net realized gain (loss) on investments.       691,493           (111,444)
Net change in unrealized gain or loss on
 investments............................       720,371            357,212
                                           -----------         ----------
 Net increase in net assets resulting
 from operations........................     1,433,429            278,051
                                           -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income.............       (35,512)                --
Class A:
 From net investment income.............          (951)                --
Class C:
 From net investment income.............          (580)                --
                                           -----------         ----------
 Decrease in net assets from
 distributions to shareholders..........       (37,043)                --
                                           -----------         ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold..............        77,656          7,433,721
 Net asset value of shares issued upon
  reinvestment of distributions.........           356                 --
 Payments for shares redeemed...........      (163,312)          (728,294)
Class A:
 Proceeds from shares sold..............     1,537,334            336,925
 Net asset value of shares issued upon
  reinvestment of distributions.........           555                 --
 Payments for shares redeemed...........       (35,836)           (60,728)
Class B:
 Proceeds from shares sold..............       145,659                 --
Class C:
 Proceeds from shares sold..............       181,350            105,352
 Net asset value of shares issued upon
  reinvestment of distributions.........           304                 --
 Payments for shares redeemed...........      (104,393)               (19)
                                           -----------         ----------
 Net increase in net assets from fund
 share transactions.....................     1,639,673          7,086,957
                                           -----------         ----------
Net change in net assets................     3,036,059          7,365,008
NET ASSETS:
Beginning of period.....................     7,365,008                 --
                                           -----------         ----------
End of period...........................   $10,401,067         $7,365,008
                                           ===========         ==========
End of period net assets includes
 undistributed net investment income....   $    16,805         $   32,283
                                           ===========         ==========

36 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  INDEX PLUS MID CAP
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold..................         6,896            743,122
 Number of shares issued upon
  reinvestment of distributions.........            30                 --
 Number of shares redeemed..............       (14,440)           (67,827)
                                           -----------         ----------
 Net increase (decrease)................        (7,514)           675,295
                                           ===========         ==========
Class A:
 Number of shares sold..................       127,271             32,119
 Number of shares issued upon
  reinvestment of distributions.........            48                 --
 Number of shares redeemed..............        (3,057)            (6,138)
                                           -----------         ----------
 Net increase...........................       124,262             25,981
                                           ===========         ==========
Class B:
 Number of shares sold..................        12,865                 --
                                           -----------         ----------
 Net increase...........................        12,865                 --
                                           ===========         ==========
Class C:
 Number of shares sold..................        15,812              9,718
 Number of shares redeemed..............        (9,157)                (2)
                                           -----------         ----------
 Net increase...........................         6,655              9,716
                                           ===========         ==========


                                          See Notes to Financial Statements.  37

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                 INDEX PLUS SMALL CAP
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
FROM OPERATIONS:
Net investment income...................   $    6,000          $   13,432
Net realized loss on investments........     (371,246)           (319,226)
Net change in unrealized gain or loss on
 investments............................      947,739            (497,309)
                                           ----------          ----------
 Net increase (decrease) in net assets
 resulting from operations..............      582,493            (803,103)
                                           ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income.............      (15,585)                 --
Class A:
 From net investment income.............         (800)                 --
Class C:
 From net investment income.............           (9)                 --
                                           ----------          ----------
 Decrease in net assets from
 distributions to shareholders..........      (16,394)                 --
                                           ----------          ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold..............       82,974           7,448,240
 Net asset value of shares issued upon
  reinvestment of distributions.........          212                  --
 Payments for shares redeemed...........     (503,981)           (840,268)
Class A:
 Proceeds from shares sold..............    1,273,750             398,453
 Net asset value of shares issued upon
  reinvestment of distributions.........          645                  --
 Payments for shares redeemed...........     (241,891)             (6,624)
Class B:
 Proceeds from shares sold..............      115,300                  --
Class C:
 Proceeds from shares sold..............      304,074             169,584
 Payments for shares redeemed...........      (87,086)                (15)
                                           ----------          ----------
 Net increase in net assets from fund
 share transactions.....................      943,997           7,169,370
                                           ----------          ----------
Net change in net assets................    1,510,096           6,366,267
NET ASSETS:
Beginning of period.....................    6,366,267                  --
                                           ----------          ----------
End of period...........................   $7,876,363          $6,366,267
                                           ==========          ==========
End of period net assets includes
 undistributed net investment income....   $    3,038          $   13,432
                                           ==========          ==========

38 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                 INDEX PLUS SMALL CAP
                                          -----------------------------------
                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                                           (UNAUDITED)     TO OCTOBER 31, 1998
                                          --------------   -------------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold..................        8,865             744,586
 Number of shares issued upon
  reinvestment of distributions.........           22                  --
 Number of shares redeemed..............      (52,035)            (83,855)
                                           ----------          ----------
 Net increase (decrease)................      (43,148)            660,731
                                           ==========          ==========
Class A:
 Number of shares sold..................      135,945              40,146
 Number of shares issued upon
  reinvestment of distributions.........           67                  --
 Number of shares redeemed..............      (25,673)               (735)
                                           ----------          ----------
 Net increase...........................      110,339              39,411
                                           ==========          ==========
Class B:
 Number of shares sold..................       12,901                  --
                                           ----------          ----------
 Net increase...........................       12,901                  --
                                           ==========          ==========
Class C:
 Number of shares sold..................       31,779              17,559
 Number of shares redeemed..............       (9,519)                 (2)
                                           ----------          ----------
 Net increase...........................       22,260              17,557
                                           ==========          ==========


                                          See Notes to Financial Statements.  39

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers four funds (each a Fund; collectively, the Funds) Aetna Index Plus Bond Fund (Index Plus Bond), Aetna Index Plus Large Cap Fund (Index Plus Large Cap), Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap) and Aetna Index Plus Small Cap Fund (Index Plus Small Cap).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I:  No sales charges or distribution fees.

  CLASS A: Generally subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year.)

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.50%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                         CLASS I               CLASS A              CLASS B        CLASS C
                                         -------               -------              -------        --------
INDEX PLUS BOND                     February 4, 1998       February 4, 1998      March 1, 1999      June 30, 1998
INDEX PLUS LARGE CAP                December 10, 1996      February 3, 1997      March 1, 1999      June 30, 1998
INDEX PLUS MID CAP                  February 3, 1998       February 3, 1998      March 1, 1999      June 30, 1998
INDEX PLUS SMALL CAP                February 3, 1998       February 3, 1998      March 1, 1999      June 30, 1998

The following is each Fund's investment objective:

  INDEX PLUS BOND seeks maximum total return, consistent with preservation of capital, primarily through investment in a diversified portfolio of fixed-income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of approximately 6,900 securities.

  INDEX PLUS LARGE CAP seeks to outperform the total return performance of the Standard and Poor's 500 Composite Index, while maintaining a market level of risk.

  INDEX PLUS MID CAP seeks to outperform the total return performance of the Standard and Poor's Midcap 400 Index, while maintaining a market level of risk.

  INDEX PLUS SMALL CAP seeks to outperform the total return performance of the Standard and Poor's Smallcap 600 Index, a stock market index comprised of 600 common stocks selected by S&P, while maintaining a market level of risk.

Aeltus Investment Management, Inc. (Aeltus) serves as the Investment Adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

 -------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. VALUATION OF INVESTMENTS

Investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against its existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. Illiquid and restricted securities are valued using market quotations when readily available. As of April 30, 1999, the Funds did not hold any securities deemed to be illiquid.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract.

E. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the year-ended October 31, 1998 and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Futhermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and certain losses deferred due to transactions characterized as "wash sales" by federal tax regulations. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

G. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

H. DEFERRED ORGANIZATIONAL COSTS

Index Plus Large Cap paid organizational expenses in connection with its start-up and initial registration. Organizational expenses are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares representing initial capital of Index Plus Large Cap are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus a monthly advisory fee expressed as a percentage of the average daily net assets of each Fund. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied. Below are the Funds' annual investment advisory fee ranges and the annual effective rates before waivers as of April 30, 1999:

                                                FEE        EFFECTIVE
                                               RANGE         RATE
                                               -----       ---------
              Index Plus Bond              0.35%-0.275%     0.35%
              Index Plus Large Cap         0.45%-0.375%     0.45%
              Index Plus Mid Cap           0.45%-0.375%     0.45%
              Index Plus Small Cap         0.45%-0.375%     0.45%

--------------------------------------------------------------------------------

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.225% of the average daily assets associated with these shares. For the period November 1, 1998 through April 30, 1999, Aeltus paid ALIAC $104,057.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A of each Fund and 0.50% of the average daily net assets of Class B and Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 1999 were:

                                          COST OF PURCHASES     PROCEEDS FROM SALES
                                          -----------------     -------------------
Index Plus Bond                           $2,341,135            $1,348,746
Index Plus Large Cap                     134,304,038            39,300,722
Index Plus Mid Cap                         5,024,649             4,483,945
Index Plus Small Cap                       4,218,876             3,235,364

6. CAPITAL LOSS CARRYFORWARDS

As of April 30, 1999, Index Plus Small Cap and Index Plus Mid Cap incurred capital loss carryforwards of $246,235 and $24,662, respectively. These capital loss carryforwards may be used to offset future capital gains until October 31, 2006, at which time the carryforwards will expire. It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of unexpired capital loss carryforwards.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 12.6 billion shares. Of those 12.6 billion shares, the following have been designated to the Funds described in this report as follows: all of the Funds, have been designated 100 million shares each of Class I, Class A, Class B and Class C shares. As of April 30, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                                       CLASS I   CLASS A   CLASS B    CLASS C
                                       -------   -------   -------    -------
Index Plus Bond                       1,419,957   10,000    10,070    7,814
Index Plus Large Cap                  2,523,972     --        --       --
Index Plus Mid Cap                     658,577    10,000    8,905      --
Index Plus Small Cap                   605,185    10,000    11,223     --

INDEX PLUS FUNDS
ADDITIONAL INFORMATION
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

YEAR 2000

The Funds receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer systems and software to distinguish the year 2000 from the year 1900. Aeltus is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory information that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS
INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS I                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 10.14             $ 10.00
                                           -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.27                0.40
 Net realized and change in unrealized
 gain or loss on investments ...........     (0.20)               0.14
                                           -------             -------
   Total from investment operations ....      0.07                0.54
                                           -------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.26)              (0.40)
                                           -------             -------
   Total distributions .................     (0.26)              (0.40)
                                           -------             -------
Net asset value, end of period .........   $  9.95             $ 10.14
                                           =======             =======

Total return ...........................      0.97%               5.48%
Net assets, end of period (000's) ......   $14,206             $14,958
Ratio of net expenses to average net
 assets.................................      0.60%(1)            0.60%(1)
Ratio of net investment income to
 average net assets ....................      5.34%(1)            5.39%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.15%(1)            1.42%(1)
Portfolio turnover rate ................      9.02%              20.86%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

46 See Notes to Financial Statements.

INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 4, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $10.14             $10.00
                                            ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.26               0.38
 Net realized and change in unrealized
 gain or loss on investments ...........     (0.20)              0.14
                                            ------             ------
   Total from investment operations ....      0.06               0.52
                                            ------             ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.25)             (0.38)
                                            ------             ------
   Total distributions .................     (0.25)             (0.38)
                                            ------             ------
Net asset value, end of period .........    $ 9.95             $10.14
                                            ======             ======

Total return ...........................      0.85%              5.29%
Net assets, end of period (000's) ......    $  640             $  280
Ratio of net expenses to average net
 assets.................................      0.85%(1)           0.85%(1)
Ratio of net investment income to
 average net assets ....................      5.09%(1)           5.14%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.40%(1)           1.67%(1)
Portfolio turnover rate ................      9.02%             20.86%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                          See Notes to Financial Statements.  47

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $ 9.93
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.07
 Net realized and change in unrealized gain or loss on
 investments..............................................        0.02
                                                                ------
   Total from investment operations ......................        0.09
                                                                ------
LESS DISTRIBUTIONS:
 From net investment income ..............................       (0.07)
                                                                ------
   Total distributions ...................................       (0.07)
                                                                ------
Net asset value, end of period ...........................      $ 9.95
                                                                ======

Total return .............................................        0.91%
Net assets, end of period (000's) ........................      $  162
Ratio of net expenses to average net assets ..............        1.60%(1)
Ratio of net investment income to average net assets .....        4.34%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.14%(1)
Portfolio turnover rate ..................................        9.02%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

INDEX PLUS BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $10.13             $10.01
                                            ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.23               0.16
 Net realized and change in unrealized
 gain or loss on investments ...........     (0.19)              0.11
                                            ------             ------
   Total from investment operations ....      0.04               0.27
                                            ------             ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.23)             (0.15)
                                            ------             ------
   Total distributions .................     (0.23)             (0.15)
                                            ------             ------
Net asset value, end of period .........    $ 9.94             $10.13
                                            ======             ======

Total return ...........................      0.60%              2.75%
Net assets, end of period (000's) ......    $  209             $  118
Ratio of net expenses to average net
 assets.................................      1.35%(1)           1.35%(1)
Ratio of net investment income to
 average net assets ....................      4.59%(1)           4.64%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.90%(1)           2.17%(1)
Portfolio turnover rate ................      9.02%             20.86%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 49

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                               SIX MONTH                    DECEMBER 10, 1996
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 1999  OCTOBER 31,       OPERATIONS)
          CLASS I             (UNAUDITED)       1998       TO OCTOBER 31, 1997
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................   $  13.78        $ 12.43          $ 10.00
                              --------        -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       0.05           0.13             0.12
 Net realized and change in
 unrealized gain or loss on
 investments...............       3.21           2.57             2.33
                              --------        -------          -------
   Total from investment
    operations.............       3.26           2.70             2.45
                              --------        -------          -------
LESS DISTRIBUTIONS:
 From net investment income      (0.07)         (0.13)           (0.02)
 From net realized gains on
 investments...............      (0.20)         (1.22)              --
                              --------        -------          -------
   Total distributions ....      (0.27)         (1.35)           (0.02)
                              --------        -------          -------
Net asset value, end of
 period....................   $  16.77        $ 13.78          $ 12.43
                              ========        =======          =======

Total return ..............      23.81%         23.46%           24.49%
Net assets, end of period
 (000's)...................   $104,078        $31,671          $10,876
Ratio of net expenses to
 average net assets .......       0.70%(1)       0.70%            0.70%(1)
Ratio of net investment
 income to average net
 assets....................       0.60%(1)       0.96%            1.15%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       0.76%(1)       1.17%            1.95%(1)
Portfolio turnover rate ...      41.79%        124.16%           82.31%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 3, 1997
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 1999  OCTOBER 31,    PUBLIC OFFERING)
          CLASS A             (UNAUDITED)       1998       TO OCTOBER 31, 1997
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................   $ 13.70         $ 12.36          $10.57
                              -------         -------          ------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.03            0.09            0.02
 Net realized and change in
 unrealized gain or loss on
 investments...............      3.20            2.56            1.77
                              -------         -------          ------
   Total from investment
    operations.............      3.23            2.65            1.79
                              -------         -------          ------
LESS DISTRIBUTIONS:
 From net investment income     (0.05)          (0.09)             --
 From net realized gains on
 investments...............     (0.20)          (1.22)             --
                              -------         -------          ------
   Total distributions ....     (0.25)          (1.31)             --
                              -------         -------          ------
Net asset value, end of
 period....................   $ 16.68         $ 13.70          $12.36
                              =======         =======          ======

Total return ..............     23.73%          23.09%          16.93%
Net assets, end of period
 (000's)...................   $33,250         $ 6,422          $1,833
Ratio of net expenses to
 average net assets .......      0.95%(1)        0.99%           1.45%(1)
Ratio of net investment
 income to average net
 assets....................      0.35%(1)        0.67%           0.16%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.01%(1)        1.46%           2.98%(1)
Portfolio turnover rate ...     41.79%         124.16%          82.31%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                          See Notes to Financial Statements.  51

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $15.68
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.01)
 Net realized and change in unrealized gain or loss on
 investments..............................................        1.08
                                                                ------
   Total from investment operations ......................        1.07
                                                                ------
Net asset value, end of period ...........................      $16.75
                                                                ======

Total return .............................................        6.82%
Net assets, end of period (000's) ........................      $4,980
Ratio of net expenses to average net assets ..............        1.67%(1)
Ratio of net investment income to average net assets .....       (0.37)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        1.73%(1)
Portfolio turnover rate ..................................       41.79%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 13.74             $ 14.17
                                           -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................     (0.01)               0.01
 Net realized and change in unrealized
 gain or loss on investments ...........      3.21               (0.44)
                                           -------             -------
   Total from investment operations ....      3.20               (0.43)
                                           -------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.05)                 --
 From net realized gains on investments      (0.20)                 --
                                           -------             -------
   Total distributions .................     (0.25)                 --
                                           -------             -------
Net asset value, end of period .........   $ 16.69             $ 13.74
                                           =======             =======

Total return ...........................     23.44%              (3.04)%
Net assets, end of period (000's) ......   $16,745             $   910
Ratio of net expenses to average net
 assets.................................      1.44% (1)           1.43%(1)
Ratio of net investment income to
 average net assets ....................     (0.14)%(1)           0.23%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.50% (1)           1.90%(1)
Portfolio turnover rate ................     41.79%             124.16%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                         See Notes to Financial Statements.   53

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS I                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $10.36             $ 10.00
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.03                0.04
 Net realized and change in unrealized
 gain or loss on investments ...........      1.94                0.32
                                            ------             -------
   Total from investment operations ....      1.97                0.36
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.05)                 --
                                            ------             -------
   Total distributions .................     (0.05)                 --
                                            ------             -------
Net asset value, end of period .........    $12.28             $ 10.36
                                            ======             =======

Total return ...........................     19.07%               3.60%
Net assets, end of period (000's) ......    $8,201             $ 6,996
Ratio of net expenses to average net
 assets.................................      0.75%(1)            0.75%(1)
Ratio of net investment income to
 average net assets ....................      0.55%(1)            0.57%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.84%(1)            2.51%(1)
Portfolio turnover rate ................     53.27%             129.87%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $10.34             $ 10.00
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.02                0.02
 Net realized and change in unrealized
 gain or loss on investments ...........      1.94                0.32
                                            ------             -------
   Total from investment operations ....      1.96                0.34
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.04)                 --
                                            ------             -------
   Total distributions .................     (0.04)                 --
                                            ------             -------
Net asset value, end of period .........    $12.26             $ 10.34
                                            ======             =======

Total return ...........................     18.93%               3.40%
Net assets, end of period (000's) ......    $1,842             $   269
Ratio of net expenses to average net
 assets.................................      1.00%(1)            1.00%(1)
Ratio of net investment income to
 average net assets ....................      0.30%(1)            0.32%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.09%(1)            2.76%(1)
Portfolio turnover rate ................     53.27%             129.87%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                         See Notes to Financial Statements.   55

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $11.23
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.01)
 Net realized and change in unrealized gain or loss on
 investments..............................................        1.04
                                                                ------
   Total from investment operations ......................        1.03
                                                                ------
Net asset value, end of period ...........................      $12.26
                                                                ======

Total return .............................................        9.17%
Net assets, end of period (000's) ........................      $  158
Ratio of net expenses to average net assets ..............        1.74%(1)
Ratio of net investment income to average net assets .....       (0.44)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.83%(1)
Portfolio turnover rate ..................................       53.27%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

INDEX PLUS MID CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $10.33             $ 10.92
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.01)              (0.01)
 Net realized and change in unrealized
 gain or loss on investments ...........     1.93               (0.58)
                                           ------             -------
   Total from investment operations ....     1.92               (0.59)
                                           ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............    (0.03)                 --
                                           ------             -------
   Total distributions .................    (0.03)                 --
                                           ------             -------
Net asset value, end of period .........   $12.22             $ 10.33
                                           ======             =======

Total return ...........................    18.70%              (5.40)%
Net assets, end of period (000's) ......   $  200             $   100
Ratio of net expenses to average net
 assets.................................     1.48%(1)            1.50%(1)
Ratio of net investment income to
 average net assets ....................    (0.18)%(1)          (0.18)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.57%(1)            3.26%(1)
Portfolio turnover rate ................    53.27%             129.87%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                          See Notes to Financial Statements.  57

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS I                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...    $ 8.87             $ 10.00
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.01                0.02
 Net realized and change in unrealized
 gain or loss on investments ...........      0.75               (1.15)
                                            ------             -------
   Total from investment operations ....      0.76               (1.13)
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.02)                 --
                                            ------             -------
   Total distributions .................     (0.02)                 --
                                            ------             -------
Net asset value, end of period .........    $ 9.61             $  8.87
                                            ======             =======

Total return ...........................      8.62%             (11.30)%
Net assets, end of period (000's) ......    $5,936             $ 5,862
Ratio of net expenses to average net
 assets.................................      0.75%(1)            0.75%(1)
Ratio of net investment income to
 average net assets ....................      0.24%(1)            0.25%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.04%(1)            2.63%(1)
Portfolio turnover rate ................     45.77%             100.41%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

58 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 3, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 8.86              $ 10.00
                                           ------              -------
INCOME FROM INVESTMENT OPERATIONS:
 Net realized and change in unrealized
 gain or loss on investments ...........     0.74                (1.14)
                                           ------              -------
   Total from investment operations ....     0.74                (1.14)
                                           ------              -------
LESS DISTRIBUTIONS:
 From net investment income ............    (0.01)                  --
                                           ------              -------
   Total distributions .................    (0.01)                  --
                                           ------              -------
Net asset value, end of period .........   $ 9.59              $  8.86
                                           ======              =======

Total return ...........................     8.40%              (11.40)%
Net assets, end of period (000's) ......   $1,436              $   349
Ratio of net expenses to average net
 assets.................................     1.00% (1)            1.00%(1)
Ratio of net investment income to
 average net assets ....................    (0.01)%(1)            0.00%
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.29% (1)            2.88%(1)
Portfolio turnover rate ................    45.77%              100.41%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                          See Notes to Financial Statements.  59

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $ 8.91
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................       (0.01)
 Net realized and change in unrealized gain or loss on
 investments..............................................        0.69
                                                                ------
   Total from investment operations ......................        0.68
                                                                ------
Net asset value, end of period ...........................      $ 9.59
                                                                ======

Total return .............................................        7.63%
Net assets, end of period (000's) ........................      $  124
Ratio of net expenses to average net assets ..............        1.74% (1)
Ratio of net investment income to average net assets .....       (0.76)%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        3.03% (1)
Portfolio turnover rate ..................................       45.77%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

60 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $ 8.84             $ 10.62
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.02)              (0.02)
 Net realized and change in unrealized
 gain or loss on investments ...........     0.75               (1.76)
                                           ------             -------
   Total from investment operations ....     0.73               (1.78)
                                           ------             -------
Net asset value, end of period .........   $ 9.57             $  8.84
                                           ======             =======

Total return ...........................     8.26%             (16.76)%
Net assets, end of period (000's) ......   $  381             $   155
Ratio of net expenses to average net
 assets.................................     1.50% (1)           1.50% (1)
Ratio of net investment income to
 average net assets ....................    (0.51)%(1)          (0.50)%(1)
Ratio of net expense before
 reimbursement and waiver to average net
 assets.................................     2.79% (1)           3.38% (1)
Portfolio turnover rate ................    45.77%             100.41%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                          See Notes to Financial Statements.  61